Consolidated Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR
at 1.91% Floor + 1.91%), 7.19%,
04/20/34 ................. USD 250 $ 250,935
Voya CLO Ltd., Series 2017-3A, Class
A1R, (3-mo. CME Term SOFR
at 0.00% Floor + 1.30%), 6.58%,
04/20/34 ................. 150 150,352
401,287
Ireland — 0.6%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 7.28%,
02/15/37 ................. EUR 100 111,086
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 0.00%, 11/15/37 . 100 110,758
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 0.00%, 10/25/37 . 100 111,315
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 6.61%, 05/15/34 ....... 100 111,306
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.81%, 08/15/38 . 100 111,514
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 0.00%, 10/15/38 . 100 111,315
Sona Fios CLO III DAC, Series 3X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.41%, 04/20/37 . 110 122,069
Tikehau CLO XI I DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.62%, 10/20/38 . 100 111,452
900,815
United Kingdom — 0.0%
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c)(d)
... GBP 15 20,632
United States — 0.9%
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.63%,
05/25/36
(b)
................ USD 11 11,149
Ajax Mortgage Loan Trust, Series 2021-
E, Class A1, 1.74%, 12/25/60
(a)(b)
. 149 131,852
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 20 16,515
GreenSky Home Improvement Trust,
Series 2024-1, Class A4, 5.67%,
06/25/59
(a)
................ 110 111,649
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 5 5,131
Navient Private Education Refi Loan
Trust
(a)
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
6.51%, 04/15/60
(b)
......... 56 54,933
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 110 100,874
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-A, Class A, 5.66%,
10/15/72 ............... USD 142 $ 145,690
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 87,400
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 100 84,631
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 13 13,050
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(e)
200 186,760
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.96%, 10/15/41
(a)(b)
.... 105 109,951
SMB Private Education Loan Trust,
Series 2021-A, Class C, 2.99%,
01/15/53
(a)
................ 125 108,086
SoFi Per sonal Loan Trust, Series 2024-
1A, Class A, 6.06%, 02/12/31
(a)
.. 109 111,274
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 45 46,473
1,325,418
Total Asset-Backed Securities — 1.8%
(Cost: $2,710,774) .............................. 2,648,152
Shares
Shares
Common Stocks
Australia — 0.6%
BHP Group Ltd. ............... 3,774 117,168
Brambles Ltd. ................ 3,769 49,471
Coles Group Ltd. .............. 5,623 70,099
Glencore plc ................. 75,486 432,282
Macquarie Group Ltd. ........... 484 77,446
Medibank Pvt Ltd. ............. 6,910 17,434
Quintis HoldCo Pty. Ltd.
(e)(f)(g)
...... 218,994 1
Rio Tinto Ltd. ................ 422 37,324
Steadfast Group Ltd. ........... 2,303 9,014
Wesfarmers Ltd. .............. 246 11,946
Woolworths Group Ltd. .......... 3,252 74,729
896,914
Belgium — 0.0%
Ageas SA ................... 145 7,737
Syensqo SA ................. 491 43,360
51,097
Brazil — 0.2%
Ambev SA .................. 18,014 43,417
B3 SA - Brasil Bolsa Balcao ....... 48,727 96,064
Banco do Brasil SA ............ 8,821 44,172
Embraer SA
(g)
................ 1,520 13,451
Magazine Luiza SA
(g)
........... 5,200 9,221
Seguridade Participacoes SA ...... 1,953 12,806
XP, Inc. , Class A .............. 1,101 19,752
238,883
Cambodia — 0.0%
NagaCorp Ltd.
(g)
.............. 8,000 3,802

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Canada — 1.4%
Algoma Steel Group, Inc. ........ 4,547 $ 46,516
Alimentation Couche-Tard, Inc. ..... 267 14,761
Barrick Gold Corp. ............. 3,926 78,087
Cameco Corp. ................ 10,130 483,809
Canadian National Railway Co. .... 204 23,888
Canadian Natural Resources Ltd. ... 1,722 57,181
Cenovus Energy, Inc. ........... 1,107 18,515
Enbridge, Inc. ................ 12,515 508,392
Fairfax Financial Holdings Ltd. ..... 79 99,749
Franco-Nevada Corp. ........... 1,161 144,201
Lionsgate Studios Corp.
(g)
........ 2,108 15,072
Nutrien Ltd.
(h)
................ 351 16,867
Power Corp. of Canada
(h)
........ 5,741 181,087
Suncor Energy, Inc. ............ 9,252 341,499
Teck Resources Ltd. , Class B ..... 305 15,931
Thomson Reuters Corp. ......... 164 27,974
Toronto-Dominion Bank (The) ..... 541 34,209
2,107,738
Cayman Islands — 0.0%
Teya Services Ltd., Series C , (Acquired
11/16/21, cost $73,809)
(e)(g)(i)
.... 38 10,746
China — 1.3%
Anhui Gujing Distillery Co. Ltd. , Class B 100 1,596
BeiGene Ltd.
(g)
............... 1,000 17,575
BYD Co. Ltd. , Class H .......... 18,000 642,203
Contemporary Amperex Technology
Co. Ltd. , Class A ............ 7,835 275,721
CSPC Pharmaceutical Group Ltd. ... 30,000 22,975
Great Wall Motor Co. Ltd. , Class A .. 27,557 117,781
Great Wall Motor Co. Ltd. , Class H .. 19,000 34,897
Haidilao International Holding Ltd.
(a)(c)
18,000 43,079
JD.com, Inc. , Class A
(h)
.......... 854 17,129
Lenovo Group Ltd. ............. 12,000 16,086
Li Auto, Inc. , Class A
(g)
.......... 3,846 49,455
Nongfu Spring Co. Ltd. , Class H
(a)(c)(h)
12,053 51,913
Prosus NV .................. 2,564 112,053
Seres Group Co. Ltd. , Class A
(g)
.... 900 11,491
Shenzhen Transsion Holdings Co. Ltd. ,
Class A .................. 1,538 23,685
Tencent Holdings Ltd.
(h)
.......... 6,141 341,470
Weichai Power Co. Ltd. , Class A .... 46,817 105,136
Weichai Power Co. Ltd. , Class H ... 25,000 45,694
Yum China Holdings, Inc. ........ 205 9,229
1,939,168
Colombia — 0.0%
Bancolombia SA , ADR .......... 88 2,761
Czech Republic — 0.0%
Komercni Banka A/S ........... 130 4,583
Moneta Money Bank A/S
(a)(c)
...... 526 2,582
7,165
Denmark — 0.6%
AP Moller - Maersk A/S , Class B .... 19 31,973
Carlsberg A/S , Class B .......... 438 52,155
Genmab A/S
(g)
................ 81 19,637
Novo Nordisk A/S , Class B ....... 6,539 775,601
Vestas Wind Systems A/S
(g)
....... 3,744 82,382
961,748
Finland — 0.1%
Elisa OYJ ................... 1,184 62,769
Sampo OYJ , Class A ........... 133 6,203
68,972
Security
Shares
Shares Value
France — 2.0%
Accor SA ................... 6,107 $ 265,471
AXA SA .................... 2,992 115,183
BNP Paribas SA .............. 261 17,910
Carrefour SA ................. 4,365 74,430
Cie de Saint-Gobain SA ......... 6,929 631,942
Dassault Systemes SE .......... 1,605 63,752
Edenred SE ................. 968 36,664
EssilorLuxottica SA ............ 1,532 362,968
Hermes International SCA ........ 64 157,591
La Francaise des Jeux SAEM
(a)(c)
... 739 30,409
L'Oreal SA .................. 34 15,250
LVMH Moet Hennessy Louis Vuitton SE 1,291 990,037
Orange SA .................. 2,660 30,465
SCOR SE ................... 330 7,382
TotalEnergies SE .............. 2,770 179,871
Valeo SE ................... 1,144 13,842
2,993,167
Georgia — 0.0%
Bank of Georgia Group plc ....... 67 3,292
Germany — 0.9%
adidas AG .................. 1,914 507,184
Allianz SE (Registered) .......... 191 62,824
BASF SE ................... 366 19,399
CTS Eventim AG & Co. KGaA ..... 365 38,006
Evonik Industries AG ........... 3,508 82,120
Fresenius Medical Care AG ....... 883 37,520
Heidelberg Materials AG ......... 367 39,981
Mercedes-Benz Group AG ........ 2,053 133,033
MTU Aero Engines AG .......... 321 100,321
Northern Data AG
(g)
............ 173 4,932
Rational AG ................. 26 26,545
Rheinmetall AG ............... 62 33,705
RWE AG ................... 4,442 161,835
Symrise AG ................. 391 54,110
Zalando SE
(a)(c)(g)
.............. 692 22,872
1,324,387
Greece — 0.0%
Athens International Airport SA ..... 888 7,540
National Bank of Greece SA ...... 782 6,685
OPAP SA , Class R ............. 225 3,997
Piraeus Financial Holdings SA ..... 341 1,452
19,674
Hong Kong — 0.2%
AIA Group Ltd. ............... 34,800 303,904
Prudential plc ................ 2,418 22,432
326,336
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 1,011 7,563
OTP Bank Nyrt . ............... 125 6,538
14,101
India — 0.2%
Aditya Birla Capital Ltd.
(g)
........ 3,569 10,105
Axis Bank Ltd. ................ 744 10,938
Bharat Electronics Ltd. .......... 1,971 6,716
Bharat Petroleum Corp. Ltd. ...... 1,644 7,245
Cipla Ltd. ................... 751 14,838
Eicher Motors Ltd. ............. 140 8,397
GAIL India Ltd. ............... 4,239 12,152
Godrej Consumer Products Ltd. .... 741 12,300
Hero MotoCorp Ltd. ............ 134 9,137
Hindustan Aeronautics Ltd.
(c)
...... 399 21,054

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
IndusInd Bank Ltd. ............. 644 $ 11,117
InterGlobe Aviation Ltd.
(a)(c)(g)
...... 124 7,073
JSW Energy Ltd. .............. 823 7,193
Kotak Mahindra Bank Ltd. ........ 3,740 82,671
Larsen & Toubro Ltd. ........... 177 7,762
Maruti Suzuki India Ltd. ......... 55 8,685
REC Ltd. ................... 625 4,138
Reliance Industries Ltd. ......... 388 13,651
Think & Learn Pvt Ltd., (Acquired
12/11/20, cost $67,547)
(e)(g)(i)
.... 45 —
UltraTech Cement Ltd. .......... 103 14,503
269,675
Indonesia — 0.1%
Astra International Tbk . PT ....... 18,100 6,028
Bank Central Asia Tbk . PT ........ 84,100 57,354
Bank Negara Indonesia Persero Tbk .
PT ..................... 90,300 31,887
Bank Syariah Indonesia Tbk . PT .... 93,200 18,565
Ciputra Development Tbk . PT ..... 86,400 7,573
121,407
Ireland — 0.1%
Kingspan Group plc ............ 766 71,843
TE Connectivity plc ............ 83 12,532
84,375
Italy — 1.3%
Coca-Cola HBC AG ............ 357 12,728
Ferrari NV .................. 522 244,610
FinecoBank Banca Fineco SpA .... 547 9,388
Intesa Sanpaolo SpA ........... 209,268 895,813
Mediobanca Banca di Credito
Finanziario SpA ............. 4,546 77,675
Snam SpA .................. 3,584 18,256
UniCredit SpA ................ 15,213 667,875
Wizz Air Holdings plc
(a)(c)(g)
........ 301 5,839
1,932,184
Japan — 3.2%
Astellas Pharma, Inc. ........... 500 5,779
Bridgestone Corp. ............. 400 15,447
Canon, Inc. .................. 400 13,174
Dai-ichi Life Holdings, Inc. ........ 1,500 38,921
Daiichi Sankyo Co. Ltd. .......... 4,149 137,051
Daikin Industries Ltd. ........... 1,339 187,943
Ebara Corp. ................. 2,400 39,338
FANUC Corp. ................ 1,376 40,414
Fast Retailing Co. Ltd. .......... 100 33,180
FUJIFILM Holdings Corp. ........ 5,343 138,314
GMO Payment Gateway, Inc. ...... 100 6,085
Hitachi Ltd. .................. 2,700 71,597
Hoya Corp. .................. 4,559 631,438
Isetan Mitsukoshi Holdings Ltd.
(h)
... 1,800 28,257
Ito En Ltd. ................... 1,714 40,793
Kakaku.com, Inc. .............. 300 5,222
Kansai Paint Co. Ltd.
(h)
.......... 1,872 33,438
Kawasaki Kisen Kaisha Ltd.
(h)
..... 3,800 59,240
Keyence Corp. ............... 1,381 661,861
Kokusai Electric Corp. .......... 2,100 47,352
Kuraray Co. Ltd. .............. 800 11,887
Kyushu Railway Co. ............ 1,900 54,661
Makita Corp. ................. 314 10,607
Mazda Motor Corp.
(h)
........... 5,200 39,731
MEIJI Holdings Co. Ltd. ......... 511 12,781
Mitsubishi Electric Corp.
(h)
........ 6,000 97,326
Mitsubishi UFJ Financial Group, Inc. . 58,200 597,633
Security
Shares
Shares Value
Japan (continued)
Mitsui & Co. Ltd. .............. 22,700 $ 507,664
Mitsui High-Tec, Inc. ............ 1,000 6,306
Mitsui OSK Lines Ltd.
(h)
.......... 2,500 86,552
Mizuho Financial Group, Inc. ...... 1,400 28,939
Money Forward, Inc.
(g)
.......... 200 8,149
MS&AD Insurance Group Holdings, Inc. 5,400 126,923
NET One Systems Co. Ltd. ....... 628 15,683
Nexon Co. Ltd. ............... 700 13,910
Nidec Corp. ................. 3,200 67,370
Nintendo Co. Ltd. .............. 300 16,035
Nippon Paint Holdings Co. Ltd. ..... 13,054 99,418
Nippon Yusen KK .............. 1,500 55,097
Nomura Research Institute Ltd. .... 2,716 100,795
Ono Pharmaceutical Co. Ltd.
(h)
..... 900 12,081
Panasonic Holdings Corp. ........ 11,500 101,025
Rakus Co. Ltd. ............... 4,173 64,998
Santen Pharmaceutical Co. Ltd. .... 1,463 17,760
Sekisui House Ltd. ............. 1,100 30,542
Shiseido Co. Ltd. .............. 500 13,598
Socionext , Inc. ............... 1,300 25,858
Sojitz Corp. .................. 1,800 42,649
Sompo Holdings, Inc. ........... 4,000 90,163
Sumitomo Mitsui Financial Group, Inc. 600 12,820
Takeda Pharmaceutical Co. Ltd. .... 200 5,763
TDK Corp. .................. 1,500 19,161
TIS, Inc. .................... 500 12,763
Tokyo Electron Ltd. ............ 400 71,334
Toyo Tire Corp. ............... 499 7,329
Toyota Tsusho Corp. ............ 2,300 42,053
Trend Micro, Inc. .............. 1,100 65,313
Yamaha Motor Co. Ltd. .......... 5,676 51,119
4,878,640
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 867 22,186
Kazakhstan — 0.0%
Kaspi.KZ JSC , ADR
(c)(h)
.......... 93 9,857
Macau — 0.0%
Wynn Macau Ltd. .............. 47,926 41,220
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 2,100 4,109
Frontken Corp. Bhd. ............ 5,900 5,243
9,352
Mexico — 0.1%
Cemex SAB de CV ............ 80,140 49,045
Fomento Economico Mexicano SAB de
CV ..................... 718 7,079
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 535 15,118
Grupo Financiero Banorte SAB de CV ,
Class O .................. 6,467 46,028
Southern Copper Corp.
(h)
......... 179 20,705
Wal-Mart de Mexico SAB de CV .... 12,245 36,946
174,921
Netherlands — 1.9%
ABN AMRO Bank NV , CVA
(a)(c)
..... 1,265 22,861
Argenx SE
(g)
................. 18 9,732
ASML Holding NV ............. 1,336 1,111,366
ING Groep NV ................ 11,250 204,109
Koninklijke Ahold Delhaize NV ..... 3,825 132,120
Koninklijke KPN NV ............ 32,982 134,708
Koninklijke Vopak NV ........... 933 43,300

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands (continued)
Shell plc .................... 28,279 $ 934,180
Shell plc , ADR
(h)
............... 2,111 139,220
Universal Music Group NV ....... 463 12,113
Wolters Kluwer NV ............. 491 82,818
2,826,527
New Zealand — 0.0%
Xero Ltd.
(g)
.................. 342 35,351
Norway — 0.1%
DNB Bank ASA ............... 476 9,761
Equinor ASA
(h)
................ 3,200 80,956
90,717
Peru — 0.0%
Credicorp Ltd. ................ 351 63,520
Philippines — 0.0%
Ayala Land, Inc. ............... 14,200 9,248
Bloomberry Resorts Corp.
(g)
....... 53,600 7,738
International Container Terminal
Services, Inc. .............. 660 4,783
Metropolitan Bank & Trust Co. ..... 3,940 5,541
27,310
Poland — 0.0%
LPP SA .................... 1 4,099
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 390 5,683
Powszechny Zaklad Ubezpieczen SA 3,893 42,558
52,340
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 354 6,951
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co. .... 2,453 7,789
Elm Co. .................... 22 6,830
Etihad Etisalat Co. ............. 631 8,659
Riyadh Cables Group Co. ........ 109 2,882
Saudi Basic Industries Corp. ...... 256 5,111
Saudi National Bank (The) ........ 1,508 13,840
Yanbu National Petrochemical Co. .. 453 5,159
50,270
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(g)
......... 49 4,620
STMicroelectronics NV .......... 317 9,467
UOL Group Ltd. ............... 2,010 8,686
22,773
South Africa — 0.0%
Anglo American plc ............ 626 20,349
Capitec Bank Holdings Ltd. ....... 33 5,815
FirstRand Ltd. ................ 3,690 17,702
Kumba Iron Ore Ltd. ............ 636 14,761
58,627
South Korea — 0.5%
Doosan Enerbility Co. Ltd.
(g)
....... 5,011 68,577
Fila Holdings Corp. ............ 164 5,263
GS Engineering & Construction Corp.
(g)
711 9,949
HD Hyundai Infracore Co. Ltd. ..... 1,767 10,127
HD Hyundai Mipo
(g)
............ 92 6,997
Hyundai Motor Co. ............. 153 28,495
KakaoBank Corp. ............. 2,020 32,577
Krafton , Inc.
(g)
................ 80 20,811
NAVER Corp. ................ 251 32,330
Orion Corp. .................. 171 12,691
Security
Shares
Shares Value
South Korea (continued)
Samsung Electronics Co. Ltd. ..... 1,819 $ 85,018
Samsung Life Insurance Co. Ltd. ... 221 15,784
Seegene , Inc. ................ 274 5,147
SK Hynix, Inc. ................ 2,659 355,872
689,638
Spain — 0.7%
Amadeus IT Group SA .......... 157 11,370
Banco Bilbao Vizcaya Argentaria SA . 18,635 201,300
Banco de Sabadell SA .......... 7,712 16,378
Banco Santander SA ........... 1,586 8,127
Bankinter SA ................. 1,518 13,401
Cellnex Telecom SA
(a)(c)
.......... 18,008 730,095
Industria de Diseno Textil SA ...... 955 56,561
Repsol SA .................. 1,963 25,891
1,063,123
Sweden — 0.3%
Boliden AB .................. 651 22,094
Evolution AB
(a)(c)
............... 441 43,374
SSAB AB , Class A ............. 1,697 8,886
SSAB AB , Class B ............. 2,978 15,248
Telia Co. AB ................. 26,514 85,736
Trelleborg AB , Class B .......... 1,424 54,811
Volvo AB , Class B ............. 6,889 182,229
412,378
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 1,461 84,761
Alcon, Inc. .................. 230 23,018
Galderma Group AG
(g)
.......... 2,706 251,305
Julius Baer Group Ltd. .......... 850 51,258
Kuehne + Nagel International AG
(Registered) ............... 301 82,239
Novartis AG (Registered) ........ 329 37,882
SGS SA (Registered) ........... 825 92,121
Sika AG (Registered) ........... 208 68,945
UBS Group AG (Registered) ...... 1,796 55,575
747,104
Taiwan — 1.2%
Acer, Inc. ................... 22,879 29,448
ASE Technology Holding Co. Ltd. ... 4,000 18,970
ASMedia Technology, Inc. ........ 1,000 50,824
Asustek Computer, Inc. .......... 1,000 17,372
Chicony Electronics Co. Ltd. ...... 9,379 48,359
Compal Electronics, Inc. ......... 50,519 53,012
Evergreen Marine Corp. Taiwan Ltd. . 9,000 57,198
Genius Electronic Optical Co. Ltd. .. 3,779 57,770
Global Unichip Corp. ........... 1,000 34,328
Inventec Corp. ................ 12,000 16,306
MediaTek, Inc. ................ 2,940 108,355
Quanta Computer, Inc. .......... 13,571 113,104
Realtek Semiconductor Corp. ..... 3,796 56,342
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 33,000 995,087
Wan Hai Lines Ltd. ............. 10,000 30,874
Wistron Corp. ................ 9,000 28,704
Yang Ming Marine Transport Corp. .. 10,000 21,770
1,737,823
Thailand — 0.0%
Advanced Info Service PCL ....... 1,100 8,876
CP ALL PCL ................. 1,800 3,648
True Corp. PCL , NVDR
(g)
......... 16,800 5,834
18,358

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Turkey — 0.0%
Eldorado Gold Corp.
(g)
.......... 467 $ 8,112
Turkiye Is Bankasi A/S , Class C .... 18,448 7,561
15,673
United Arab Emirates — 0.0%
NMC Health plc
(e)(g)
............. 8,338 —
United Kingdom — 2.3%
AstraZeneca plc .............. 414 64,496
AstraZeneca plc , ADR .......... 924 71,989
Auto Trader Group plc
(a)(c)
........ 6,275 72,948
BAE Systems plc .............. 55,495 921,332
Barclays plc ................. 18,856 56,654
BP plc ..................... 10,103 52,693
British American Tobacco plc ...... 804 29,312
Compass Group plc ............ 12,575 403,151
Flutter Entertainment plc
(g)
........ 117 27,513
Genius Sports Ltd.
(g)(h)
........... 5,166 40,502
Imperial Brands plc ............ 375 10,908
J Sainsbury plc ............... 21,595 85,459
Kingfisher plc ................ 4,422 19,084
London Stock Exchange Group plc .. 1,367 187,157
Marks & Spencer Group plc ....... 8,606 42,948
National Grid plc .............. 37,397 516,939
NatWest Group plc ............. 10,201 47,224
Pearson plc ................. 2,812 38,227
RELX plc ................... 10,622 501,532
Rolls-Royce Holdings plc
(g)
....... 12,375 87,584
Spirax Group plc .............. 1,324 133,466
Standard Chartered plc .......... 3,700 39,242
Tesco plc ................... 5,620 26,983
3,477,343
United States — 42.9%
AbbVie, Inc. ................. 330 65,168
Adobe, Inc.
(g)
................. 2,108 1,091,480
Advanced Micro Devices, Inc.
(g)
.... 500 82,040
AES Corp. (The) .............. 4,649 93,259
Aiven , Inc., Series D
(e)(g)
......... 647 35,611
Albertsons Cos., Inc. , Class A ..... 1,393 25,743
Alphabet, Inc. , Class C .......... 12,219 2,042,895
Altair Engineering, Inc. , Class A
(g)
... 1,843 176,025
Altice USA, Inc. , Class A
(g)
........ 2,902 7,139
Altria Group, Inc. .............. 2,953 150,721
Amazon.com, Inc.
(g)(j)
........... 13,431 2,502,598
AMC Networks, Inc. , Class A
(g)
..... 748 6,500
American Express Co. .......... 100 27,120
American Tower Corp. .......... 2,186 508,376
American Water Works Co., Inc. .... 682 99,736
Amgen, Inc. ................. 327 105,363
Amphenol Corp. , Class A ........ 747 48,675
ANSYS, Inc.
(g)
................ 146 46,520
Aon plc , Class A .............. 144 49,823
Apple, Inc. .................. 10,243 2,386,619
Applied Materials, Inc. .......... 1,880 379,854
Astra Space, Inc. , Class A
(g)
....... 390 195
Atlassian Corp. , Class A
(g)
........ 485 77,023
Autodesk, Inc.
(g)
............... 1,784 491,456
Avaya, Inc.
(g)
................. 16 104
Ball Corp. ................... 135 9,168
Bank of America Corp. .......... 25,588 1,015,332
Berkshire Hathaway, Inc. , Class B
(g)
. 346 159,250
Biogen, Inc.
(g)
................ 244 47,297
Block, Inc. , Class A
(g)
........... 957 64,243
Booking Holdings, Inc. .......... 30 126,364
Boston Scientific Corp.
(g)(j)
........ 11,295 946,521
Security
Shares
Shares Value
United States (continued)
Boyd Gaming Corp. ............ 62 $ 4,008
Bristol-Myers Squibb Co. ......... 3,488 180,469
Broadcom, Inc. ............... 5,782 997,395
Bunge Global SA .............. 3,294 318,332
Cadence Design Systems, Inc.
(g)
... 879 238,235
Caesars Entertainment, Inc.
(g)
..... 683 28,508
Capri Holdings Ltd.
(g)
........... 580 24,615
Cardinal Health, Inc. ............ 220 24,314
Carnival Corp.
(g)
............... 5,382 99,459
Centene Corp.
(g)
.............. 460 34,629
Centuri Holdings, Inc.
(g)(h)
......... 1,116 18,023
CF Industries Holdings, Inc. ....... 5,668 486,314
Charles Schwab Corp. (The) ...... 7,318 474,280
Cheniere Energy, Inc. ........... 451 81,108
Chevron Corp.
(h)
.............. 3,387 498,803
Chipotle Mexican Grill, Inc.
(g)
...... 6,409 369,287
Cisco Systems, Inc. ............ 220 11,708
Citigroup, Inc. ................ 2,121 132,775
CME Group, Inc. , Class A ........ 45 9,929
Comerica, Inc. ................ 100 5,991
Concentra Group Holdings Parent,
Inc.
(g)
.................... 1,033 23,098
Confluent, Inc. , Class A
(g)
........ 23,531 479,562
ConocoPhillips ............... 1,946 204,875
Constellium SE , Class A
(g)
........ 2,883 46,878
Costco Wholesale Corp. ......... 957 848,400
CRH plc .................... 7,022 651,220
CRH plc .................... 119 10,891
Crowdstrike Holdings, Inc. , Class A
(g)
. 727 203,902
Crown Holdings, Inc. ........... 207 19,847
Crown PropTech Acquisitions
(e)(g)
... 1,992 293
Crown PropTech Acquisitions , Class A
(g)
845 9,075
CSL Ltd. .................... 219 43,260
Cummins, Inc. ................ 257 83,214
CyberArk Software Ltd.
(g)
......... 106 30,911
Danaher Corp. ............... 2,204 612,756
Datadog, Inc. , Class A
(g)
......... 686 78,931
Davidson Kempner Merchant Co.-
Invest Fund LP, (Acquired 04/07/21,
cost $36,787)
(g)(i)(k)
........... —
(l)
151,005
Dayforce, Inc.
(g)
............... 247 15,129
Deckers Outdoor Corp.
(g)
......... 1,182 188,470
Dell Technologies, Inc. , Class C .... 789 93,528
Delta Air Lines, Inc. ............ 11,164 567,020
Devon Energy Corp. ............ 1,551 60,675
Dexcom, Inc.
(g)
............... 2,262 151,644
DF Residential I LP
(e)(g)
.......... 93,000 93,000
Dollar General Corp. ........... 309 26,132
DoorDash , Inc. , Class A
(g)
........ 421 60,089
DR Horton, Inc. ............... 1,038 198,019
DuPont de Nemours, Inc. ........ 1,160 103,368
Eaton Corp. plc ............... 897 297,302
Edwards Lifesciences Corp.
(g)
..... 3,610 238,224
Elevance Health, Inc. ........... 214 111,280
Eli Lilly & Co. ................ 854 756,593
Entegris , Inc. ................. 345 38,823
Enterprise Products Partners LP
(h)
.. 1,501 43,694
EOG Resources, Inc. ........... 1,285 157,965
EPAM Systems, Inc.
(g)
........... 32 6,369
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(e)(g)(i)
.......... 330 198,000
Equinix, Inc. ................. 78 69,235
Equity Residential ............. 106 7,893
Estee Lauder Cos., Inc. (The) , Class A 878 87,528
Etsy, Inc.
(g)
.................. 1,008 55,974

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Eversource Energy ............ 1,612 $ 109,697
Expeditors International of Washington,
Inc. ..................... 480 63,072
Experian plc ................. 2,565 135,098
Fanatics Holdings, Inc. , Class A ,
(Acquired 08/17/22, cost $301,006)
(e)
(g)(i)
...................... 4,437 307,928
Farmers Business Network, Inc.
(e)(g)
.. 2,421 6,416
First Citizens BancShares , Inc. , Class A 25 46,024
First Horizon Corp. ............. 1,113 17,285
Floor & Decor Holdings, Inc. , Class A
(g)
1,752 217,546
FLYR, Inc.
(e)(g)
................ 18,486 131,807
Fortinet, Inc.
(g)
................ 3,736 289,727
Franklin Resources, Inc.
(h)
........ 5,709 115,036
Freeport-McMoRan, Inc. ......... 13,156 656,748
FreeWire Technologies, Inc.
(e)(g)
.... 1 —
General Electric Co. ............ 130 24,515
Gilead Sciences, Inc. ........... 1,308 109,663
GoDaddy, Inc. , Class A
(g)
......... 390 61,144
Golden Entertainment, Inc. ....... 109 3,465
Goldman Sachs Group, Inc. (The) .. 1,707 845,153
Grand Rounds, Inc., (Acquired
02/11/22, cost $179,056)
(e)(g)(i)
.... 67,553 49,989
Green Plains, Inc.
(g)
............ 1,170 15,842
GSK plc .................... 3,189 64,931
Halliburton Co. ............... 846 24,576
Hasbro, Inc. ................. 561 40,572
HawkEye 360, Inc., Series D1
(e)(g)
... 4,447 45,760
Healthpeak Properties, Inc. ....... 5,886 134,613
Hess Corp. .................. 1,569 213,070
Holcim AG .................. 869 85,104
Home Depot, Inc. (The) ......... 688 278,778
Honeywell International, Inc. ...... 998 206,297
Hormel Foods Corp. ............ 932 29,544
Howmet Aerospace, Inc. ......... 184 18,446
Humana, Inc. ................ 288 91,221
IDEX Corp. .................. 163 34,963
iHeartMedia, Inc. , Class A
(g)
....... 60 111
Ingersoll Rand, Inc. ............ 3,724 365,548
Intuit, Inc. ................... 269 167,049
Intuitive Surgical, Inc.
(g)
.......... 1,405 690,234
Invesco Ltd. ................. 4,663 81,882
Jabil, Inc. ................... 530 63,510
James Hardie Industries plc , CDI
(g)
.. 1,170 46,493
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(e)(g)(i)
........ 6,968 —
Johnson & Johnson ............ 1,502 243,414
JPMorgan Chase & Co. ......... 4,435 935,164
Kimberly-Clark Corp. ........... 798 113,539
Kinder Morgan, Inc. ............ 664 14,668
KLA Corp. ................... 135 104,545
Kroger Co. (The) .............. 552 31,630
Labcorp Holdings, Inc. .......... 86 19,219
Lam Research Corp. ........... 385 314,191
Landbridge Co. LLC , Class A
(g)
..... 793 31,022
Landsea Homes Corp.
(g)
......... 1,081 13,350
Latch, Inc.
(g)
................. 4,082 2,041
Liberty Media Corp.-Liberty Live , Class
C
(g)
..................... 129 6,622
Linde plc ................... 65 30,996
Lineage, Inc.
(h)
................ 332 26,022
Lions Gate Entertainment Corp. , Class
A
(g)
..................... 2,487 19,473
Lions Gate Entertainment Corp. , Class
B
(g)
..................... 214 1,481
Security
Shares
Shares Value
United States (continued)
Live Nation Entertainment, Inc.
(g)(h)
.. 2,333 $ 255,440
LKQ Corp. .................. 8,086 322,793
Lockheed Martin Corp. .......... 346 202,258
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(e)(g)(i)
.............. 1,457 1,384
Lululemon Athletica, Inc.
(g)
........ 241 65,395
Lumen Technologies, Inc.
(g)
....... 5,703 40,491
Marsh & McLennan Cos., Inc. ..... 4,386 978,473
Marvell Technology, Inc. ......... 2,871 207,057
Masimo Corp.
(g)
............... 1,677 223,594
Mastercard, Inc. , Class A ......... 2,578 1,273,016
McKesson Corp. .............. 127 62,791
Merck & Co., Inc. .............. 7,452 846,249
Meta Platforms, Inc. , Class A ...... 2,258 1,292,570
Mettler-Toledo International, Inc.
(g)
.. 12 17,996
Micron Technology, Inc. .......... 3,544 367,548
Microsoft Corp.
(j)
.............. 9,626 4,142,068
Mirion Technologies, Inc. , Class A
(g)
. 11,497 127,272
Mirion Technologies, Inc. , Class A
(g)
. 1,103 12,210
Moderna, Inc.
(g)
............... 129 8,621
MSCI, Inc. .................. 279 162,637
Nestle SA (Registered) .......... 976 98,081
NetApp, Inc. ................. 783 96,708
Netflix, Inc.
(g)
................. 335 237,605
New York Community Bancorp, Inc. . 8,233 92,460
News Corp. , Class A ............ 510 13,581
NextEra Energy, Inc. ........... 8,741 738,877
Northrop Grumman Corp. ........ 418 220,733
Norwegian Cruise Line Holdings Ltd.
(g)
2,317 47,522
NRG Energy, Inc. .............. 1,466 133,553
Nucor Corp. ................. 318 47,808
NVIDIA Corp. ................ 26,273 3,190,593
Old Dominion Freight Line, Inc. .... 121 24,035
Opendoor Technologies, Inc.
(g)
..... 5,720 11,440
Oracle Corp. ................. 5,820 991,728
Palladyne AI Corp.
(g)
............ 228 408
Palladyne AI Corp.
(g)
............ 4,710 8,432
Palo Alto Networks, Inc.
(g)
........ 896 306,253
Paramount Global , Class B ....... 1,550 16,461
Park Hotels & Resorts, Inc. ....... 607 8,559
Pfizer, Inc. .................. 675 19,535
Philip Morris International, Inc. ..... 203 24,644
Playstudios , Inc.
(g)
............. 6,121 9,243
PNC Financial Services Group, Inc.
(The) .................... 620 114,607
Principal Financial Group, Inc. ..... 1,127 96,809
Procter & Gamble Co. (The) ...... 486 84,175
Progressive Corp. (The) ......... 4,782 1,213,480
Prologis, Inc. ................. 583 73,621
QUALCOMM, Inc. ............. 1,052 178,893
Regeneron Pharmaceuticals, Inc.
(g)
.. 24 25,230
Rockwell Automation, Inc. ........ 518 139,062
Rollins, Inc. .................. 795 40,211
Roper Technologies, Inc. ......... 80 44,515
Royal Caribbean Cruises Ltd.
(h)
.... 457 81,054
RTX Corp. .................. 217 26,292
RXO, Inc.
(g)
.................. 413 11,564
S&P Global, Inc. .............. 479 247,461
Salesforce, Inc. ............... 600 164,226
Sanofi SA ................... 4,304 495,560
Schneider Electric SE ........... 136 35,851
Screaming Eagle Acquistion Corp.,
(Acquired 05/14/24, cost $21,956)
(g)
(i)
....................... 2,160 15,444
Seagate Technology Holdings plc ... 497 54,436

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Sempra .................... 5,085 $ 425,259
ServiceNow, Inc.
(g)
............. 644 575,987
Skyworks Solutions, Inc. ......... 91 8,988
Snorkel AI, Inc., (Acquired 06/30/21,
cost $7,945)
(e)(g)(i)
............ 529 3,401
Snowflake, Inc. , Class A
(g)
........ 799 91,773
Sonder Holdings, Inc. , Class A
(g)
.... 317 1,484
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$65,367)
(e)(g)(i)
.............. 807 90,384
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$70,227)
(e)(g)(i)
.............. 867 97,104
State Street Corp. ............. 2,048 181,187
Stryker Corp. ................ 1,819 657,132
Sun Country Airlines Holdings, Inc.
(g)
. 7,468 83,716
Synchrony Financial ............ 1,184 59,058
T. Rowe Price Group, Inc.
(h)
....... 1,603 174,615
Tenaris SA .................. 3,882 61,615
Tesla, Inc.
(g)
.................. 1,472 385,119
Texas Capital Bancshares, Inc.
(g)
... 140 10,004
Thermo Fisher Scientific, Inc. ...... 1,119 692,180
TJX Cos., Inc. (The) ............ 8,712 1,024,008
Toll Brothers, Inc. .............. 2,242 346,367
Trane Technologies plc .......... 2,127 826,829
TransDigm Group, Inc. .......... 150 214,069
Transocean Ltd.
(g)(h)
............ 9,067 38,535
Union Pacific Corp. ............ 1,199 295,530
United States Steel Corp. ........ 3,964 140,048
UnitedHealth Group, Inc. ......... 2,311 1,351,195
Universal Health Services, Inc. , Class B 274 62,749
Valero Energy Corp. ............ 2,640 356,479
Veeva Systems, Inc. , Class A
(g)
.... 185 38,826
Ventas, Inc. ................. 806 51,689
Verizon Communications, Inc. ..... 3,110 139,670
Vertex Pharmaceuticals, Inc.
(g)
..... 103 47,903
Visa, Inc. , Class A ............. 1,966 540,552
Vistra Corp. ................. 4,964 588,433
Walmart, Inc. ................. 14,049 1,134,457
Walt Disney Co. (The) .......... 6,233 599,552
Warner Bros Discovery, Inc.
(g)
..... 1,937 15,980
Waystar Holding Corp.
(g)
......... 720 20,081
Wells Fargo & Co. ............. 13,752 776,850
West Pharmaceutical Services, Inc. . 59 17,709
Workday, Inc. , Class A
(g)
......... 1,083 264,696
Wynn Resorts Ltd. ............. 1,779 170,571
Zoetis, Inc. , Class A ............ 615 120,159
Zscaler , Inc.
(g)
................ 546 93,333
64,792,595
Zambia — 0.0%
First Quantum Minerals Ltd.
(g)
..... 167 2,277
Total Common Stocks — 62.7%
(Cost: $81,980,211) .............................. 94,704,466
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ USD 7 7,454
Oceana Australian Fixed Income Trust
(e)
12.00%, 08/31/25 ........... AUD 32 22,276
12.50%, 07/31/26 ........... 47 32,756
Security
Par (000)
Par (000) Value
Australia (continued)
12.50%, 07/31/27 ........... AUD 79 $ 55,507
Quintis Australia Pty. Ltd.
(a)(e)(f)(g)(m)(n)
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 463 63,628
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... 414 —
181,621
Austria — 0.1%
ams -OSRAM AG
2.13%, 11/03/27
(c)(o)
.......... EUR 100 88,774
10.50%, 03/30/29
(a)
.......... 100 115,184
203,958
Canada — 0.3%
(a)
1011778 BC ULC, 4.00%
,
10/15/30 .. USD 100 92,214
Air Canada, 3.88%
,
08/15/26 ...... 6 5,843
HR Ottawa LP, 11.00%
,
03/31/31 ... 386 423,343
521,400
China — 0.1%
RKPF Overseas 2019 A Ltd., 5.90%
,
09/05/28
(c)
................ 177 82,177
France — 0.6%
(c)
Accor SA , (5-Year EURIBOR ICE Swap
Rate + 2.67%), 4.88%
(b)(p)
...... EUR 100 112,551
Afflelou SAS, 6.00%
,
07/25/29 ..... 100 114,415
Alstom SA, (5-Year EURIBOR ICE
Swap Rate + 2.93%), 5.87%
(b)(p)
.. 100 114,906
Atos SE, 2.50%
,
11/07/28
(g)(m)
...... 100 5,532
Forvia SE, 2.75%
,
02/15/27 ....... 100 106,874
Iliad Holding SASU, 5.63%
,
10/15/28 100 113,263
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
7.33%
,
07/01/29
(b)
........... 100 111,871
Loxam SAS, 6.38%
,
05/31/29 ..... 100 116,324
RCI Banque SA, (5-Year EURIBOR
ICE Swap Rate + 2.75%), 5.50%
,
10/09/34
(b)
................ 100 113,697
Worldline SA, 0.00%
,
07/30/26
(o)(q)
.. 9 8,789
918,222
Germany — 0.9%
ADLER Pelzer Holding GmbH, 9.50%
,
04/01/27
(a)
................ 144 151,525
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
7.38%
,
04/15/31
(b)(c)
.......... 100 111,343
APCOA Holdings GmbH , (3-mo.
EURIBOR at 5.00% Floor + 5.00%),
8.69%
,
01/15/27
(a)(b)
.......... 102 113,768
Aroundtown Finance SARL, (5-Year
EURIBOR ICE Swap Rate + 4.51%),
7.13%
(b)(c)(p)
................ 100 103,523
Commerzbank AG, (5-Year EUR Swap
Annual + 6.74%), 6.50%
(b)(c)(p)
.... 200 225,923
Deutsche Bank AG, (5-Year EURIBOR
ICE Swap Rate + 4.55%), 4.50%
(b)(c)
(p)
...................... 200 204,680
Mahle GmbH, 6.50%
,
05/02/31
(a)
... 100 108,087
Nidda Healthcare Holding GmbH,
7.00%
,
02/21/30
(c)
........... 100 116,046
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 100 110,387

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Volkswagen Financial Services
Overseas AG, 0.88%
,
01/31/28
(c)
. EUR 31 $ 31,863
1,277,145
India — 0.1%
REI Agro Ltd.
(g)(m)(o)
5.50%, 11/13/14
(a)
........... USD 220 1,100
5.50%, 11/13/14
(c)(e)
.......... 152 —
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(c)
................ 200 196,754
197,854
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV, 3.75%
,
05/09/27 EUR 100 110,300
Italy — 0.7%
Bubbles Bidco SpA , (3-mo. EURIBOR
+ 4.25%), 7.53%
,
09/30/31
(b)(c)
... 100 111,037
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27
(c)
........... 100 111,048
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.44%
,
04/15/29
(b)(c)
100 112,579
Immobiliare Grande Distribuzione SIIQ
SpA , 6.25%
,
05/17/27
(c)(d)
...... 71 81,585
Marcolin SpA , 6.13%
,
11/15/26
(a)
... 100 111,593
Nexi SpA , 0.00%
,
02/24/28
(c)(o)(q)
.... 100 96,847
Pachelbel Bidco SpA
(c)
7.13%, 05/17/31 ............ 100 118,601
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.07%, 05/17/31
(b)
... 100 112,038
Rossini SARL , (3-mo. EURIBOR at
0.00% Floor + 3.88%), 7.22%
,
12/31/29
(b)(c)
............... 100 112,264
Snam SpA , (5-Year EURIBOR ICE
Swap Rate + 2.16%), 4.50%
(b)(c)(p)
. 100 112,484
1,080,076
Japan — 0.1%
SoftBank Group Corp., 5.38%
,
01/08/29
(c)
................ 100 113,263
Jersey, Channel Islands — 0.4%
Aston Martin Capital Holdings Ltd.,
10.38%
,
03/31/29
(c)
.......... GBP 100 133,087
TER Finance Jersey Ltd.
(a)(q)
Series 21, 0.00%, 01/02/25
(e)
.... USD 273 264,455
Series 22, 0.00%, 10/02/25 ..... 150 141,357
538,899
Luxembourg — 0.2%
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 100 126,910
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 100 83,237
Matterhorn Telecom SA, 3.13%
,
09/15/26
(c)
................ 101 111,032
Opus-Chartered Issuances SA, 2.50%
,
07/04/25
(b)(c)(e)
.............. 22 24,587
345,766
Netherlands — 0.3%
Boels Topholding BV, 6.25%
,
02/15/29
(c)
................ 100 115,559
Q-Park Holding I BV
5.13%, 02/15/30
(c)
........... 200 227,083
Security
Par (000)
Par (000) Value
Netherlands (continued)
Sigma Holdco BV, 5.75%
,
05/15/26
(c)
EUR 57 $ 62,909
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 100 102,837
508,388
Spain — 0.2%
(c)
Banco de Credito Social Cooperativo
SA, (1-Year EURIBOR ICE Swap
Rate + 1.70%), 4.13%
,
09/03/30
(b)
100 112,772
Cellnex Telecom SA, 0.75%
,
11/20/31
(o)
100 97,993
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29 ................. 100 111,176
321,941
Sweden — 0.1%
Intrum AB, 3.00%
,
09/15/27
(c)
...... 100 84,043
Switzerland — 0.1%
UBS Group AG, (USISSO05 + 3.63%),
6.85%
(a)(b)(p)
................ USD 200 202,381
Thailand — 0.1%
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.94%), 5.28%
(b)
(c)(p)
..................... 200 198,250
United Kingdom — 1.5%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $67,920),
15.00%
,
06/19/26
(e)(i)(o)
........ GBP 47 68,379
AA Bond Co. Ltd., 6.50%
,
01/31/26
(c)
. 89 118,995
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(a)
EUR 114 128,644
BCP V Modular Services Finance II plc,
6.13%
,
11/30/28
(c)
........... GBP 100 127,022
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(a)
........... EUR 128 125,385
Boparan Finance plc, 7.63%
,
11/30/25
(c)
................. GBP 100 131,523
BP Capital Markets plc, 2.52%
,
04/07/28
(c)
................ EUR 100 109,980
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b)(c)
.... GBP 100 137,071
CPUK Finance Ltd., 7.88%
,
08/28/29
(c)
100 136,920
Deuce Finco plc, 5.50%
,
06/15/27
(c)
. 100 131,205
Mobico Group plc, (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 4.14%), 4.25%
(b)(c)(p)
.. 100 121,382
Motion Finco SARL, 7.38%
,
06/15/30
(c)
EUR 100 112,634
National Grid plc, 0.16%
,
01/20/28
(c)
. 100 101,436
Pinewood Finco plc, 6.00%
,
03/27/30
(a)
GBP 100 134,068
Punch Finance plc, 6.13%
,
06/30/26
(c)
100 132,358
Virgin Media Secured Finance plc,
4.13%
,
08/15/30
(c)
........... 100 115,646
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(c)
....... 100 123,514
Vodafone Group plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81 .... USD 4 3,626
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(c)
......... GBP 100 146,734
2,206,522

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 4.8%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 13 $ 11,176
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
18 17,847
Allied Universal Holdco LLC
9.75%, 07/15/27
(a)
........... 13 13,028
4.88%, 06/01/28
(c)
........... GBP 100 123,061
AMC Networks, Inc.
10.25%, 01/15/29
(a)
.......... USD 23 23,636
4.25%, 02/15/29 ............ 33 23,867
Amentum Escrow Corp., 7.25%
,
08/01/32
(a)
................ 8 8,349
American Tower Corp., 0.45%
,
01/15/27 ................. EUR 100 105,245
Amgen, Inc.
5.25%, 03/02/25 ............ USD 43 43,061
5.51%, 03/02/26 ............ 72 72,025
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 15 15,104
Ardagh Metal Packaging Finance USA
LLC, 2.00%
,
09/01/28
(c)
....... EUR 100 101,096
Ares Capital Corp.
3.88%, 01/15/26 ............ USD 14 13,796
2.15%, 07/15/26 ............ 2 1,901
AT&T, Inc., 3.55%
,
09/15/55 ...... 38 27,795
Bank of America Corp., (3-mo. CME
Term SOFR + 1.07%), 3.37%
,
01/23/26
(b)
................ 44 43,754
Bausch + Lomb Corp., 8.38%
,
10/01/28
(a)
................ 5 5,287
Becton Dickinson Euro Finance SARL,
3.55%
,
09/13/29 ............ EUR 100 113,781
Berry Global, Inc., 1.57%
,
01/15/26 .. USD 52 50,038
Big River Steel LLC, 6.63%
,
01/31/29
(a)
22 22,288
Breeze Aviation Group, Inc.
(Acquired 07/30/21, cost $ 86,157)
20.00%, 01/30/28
(e)(i)
....... 86 90,896
California Resources Corp., 8.25%
,
06/15/29
(a)
................ 19 19,362
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 40 39,314
Citigroup, Inc. , (1-day SOFR + 0.53%),
1.28%
,
11/03/25
(b)
........... 48 47,814
Civitas Resources, Inc., 8.38%
,
07/01/28
(a)
................ 22 22,868
Cloud Software Group, Inc.
(a)
6.50%, 03/31/29 ............ 30 29,849
9.00%, 09/30/29 ............ 17 17,299
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(a)
........... 20 20,309
Coca-Cola Co. (The), 5.20%
,
01/14/55 100 104,920
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 19 18,383
Coty, Inc., 3.88%
,
04/15/26
(c)
...... EUR 100 111,181
CSC Holdings LLC, 11.25%
,
05/15/28
(a)
USD 200 193,063
DISH DBS Corp., 5.88%
,
11/15/24 .. 49 48,716
DISH Network Corp.
(o)
0.00%, 12/15/25
(q)
........... 35 30,277
3.38%, 08/15/26 ............ 14 11,233
Edison International, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ 5 5,252
Eli Lilly & Co., 5.05%
,
08/14/54 .... 20 20,493
Security
Par (000)
Par (000) Value
United States (continued)
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ USD 5 $ 5,146
7.50%, 06/01/30 ............ 10 10,983
Exo Imaging, Inc., Series C, (Acquired
08/14/24, cost $3,025), 8.00%
,
08/14/25
(e)(i)
................ 3 12,116
FLYR, Inc., 7.74%
,
01/20/27
(e)
..... 51 49,108
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(a)
................ 5 5,033
Freed Hotels & Resorts, 12.00%
,
11/21/28
(b)(e)
............... 443 449,788
FreeWire Technologies, Inc., 6.00%
,
02/20/28
(e)
................ 75 —
Frontier Communications Holdings
LLC
(a)
6.75%, 05/01/29 ............ 25 25,176
8.75%, 05/15/30 ............ 57 60,743
8.63%, 03/15/31 ............ 50 53,905
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 61 63,214
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 40 41,205
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 11,524
General Mills, Inc., 0.13%
,
11/15/25 . EUR 100 107,742
Gilead Sciences, Inc., 5.55%
,
10/15/53 USD 35 37,570
Goldman Sachs Group, Inc. (The),
0.25%
,
01/26/28
(c)
........... EUR 32 32,799
GoTo Group, Inc.
5.50%, 05/01/28
(a)
........... USD 35 17,830
HCA, Inc.
5.25%, 06/15/26 ............ 23 23,169
5.95%, 09/15/54 ............ 57 59,879
Helios Software Holdings, Inc., 7.88%
,
05/01/29
(a)
................ EUR 100 113,244
Home Depot, Inc. (The), 2.38%
,
03/15/51 ................. USD 61 38,291
Homes By West Bay LLC, 11.00%
,
02/06/30
(e)
................ 317 324,133
Hyatt Hotels Corp., 5.38%
,
04/23/25
(d)
23 23,037
Landsea Homes Corp., 11.00%
,
07/17/28
(e)
................ 325 355,062
Lessen, Inc. , (3-mo. CME Term SOFR
+ 8.50%), 13.40%
,
01/05/28
(a)(b)(e)
. 163 151,987
Level 3 Financing, Inc.
(a)
4.63%, 09/15/27 ............ 18 15,854
10.00%, 10/15/32 ........... 84 80,498
Lightning eMotors , Inc., 7.50%
,
05/15/25
(a)(g)(m)(o)
............. 27 270
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(a)
........... 147 131,964
Lowe's Cos., Inc., 5.63%
,
04/15/53 .. 36 37,471
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(a)
........ 118 121,915
Medline Borrower LP, 5.25%
,
10/01/29
(a)
................ 100 98,118
Meta Platforms, Inc., 5.40%
,
08/15/54 65 68,098
MicroStrategy, Inc., 0.63%
,
09/15/28
(a)(o)
36 43,290
Morgan Stanley
(b)
Series I, (1-day SOFR + 0.75%),
0.86%, 10/21/25 .......... 10 9,974
(1-day SOFR + 0.56%), 1.16%,
10/21/25 ............... 19 18,961
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 ............... EUR 100 109,279

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
NCR Atleos Corp., 9.50%
,
04/01/29
(a)
USD 30 $ 33,026
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 100 113,565
New Generation Co., 10.34%
,
09/30/29
(a)
................ USD 42 40,997
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
5 5,554
Olympus Water US Holding Corp.,
9.75%
,
11/15/28
(a)
........... 200 213,452
ONEOK Partners LP, 4.90%
,
03/15/25 79 78,927
Oracle Corp., 5.55%
,
02/06/53 ..... 65 66,518
Paramount Global
7.88%, 07/30/30 ............ 45 49,149
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(b)
... 44 40,699
PECO Energy Co., 5.25%
,
09/15/54 . 10 10,335
Permian Resources Operating LLC,
8.00%
,
04/15/27
(a)
........... 16 16,474
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
64 63,610
Prime Security Services Borrower LLC,
6.25%
,
01/15/28
(a)
........... 100 100,027
Rand Parent LLC, 8.50%
,
02/15/30
(a)
42 42,833
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 65 69,540
Sabre GLBL, Inc.
(a)
8.63%, 06/01/27 ............ 68 66,886
11.25%, 12/15/27 ........... 56 58,109
Seagate HDD Cayman
8.25%, 12/15/29
(a)
........... 56 60,791
8.50%, 07/15/31
(a)
........... 29 31,648
9.63%, 12/01/32 ............ 45 52,251
Service Properties Trust
8.38%, 06/15/29 ............ 84 83,906
8.88%, 06/15/32 ............ 92 87,880
Solventum Corp., 5.40%
,
03/01/29
(a)
. 37 38,066
Sonder Corp., 10.00%
,
12/31/24
(e)
.. 23 22,933
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 14.35%
,
12/10/27
(b)(e)
... 173 162,189
Spirit AeroSystems, Inc.
(a)
9.38%, 11/30/29 ............ 45 48,818
9.75%, 11/15/30 ............ 114 127,110
Stem, Inc., 0.50%
,
12/01/28
(a)(o)
.... 6 1,665
STL Holding Co. LLC, 8.75%
,
02/15/29
(a)
................ 9 9,574
Talen Energy Supply LLC, 8.63%
,
06/01/30
(a)
................ 25 27,246
Tenet Healthcare Corp., 6.13%
,
10/01/28 ................. 100 100,799
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 43 39,901
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 50 47,472
Transocean, Inc., 8.25%
,
05/15/29
(a)
. 25 24,783
UnitedHealth Group, Inc., 5.63%
,
07/15/54 ................. 36 38,621
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 66 70,449
Univision Communications, Inc.
(a)
8.00%, 08/15/28 ............ 10 10,225
8.50%, 07/31/31 ............ 10 10,022
USA Compression Partners LP, 7.13%
,
03/15/29
(a)
................ 100 102,995
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global LNG, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)
(b)(p)
..................... USD 38 $ 38,518
Veritas US, Inc., 7.50%
,
09/01/25
(a)
.. 14 13,134
VF Corp., 2.40%
,
04/23/25 ....... 8 7,866
VICI Properties LP
(a)
4.63%, 06/15/25 ............ 10 9,939
4.50%, 09/01/26 ............ 8 7,963
Viking Cruises Ltd., 7.00%
,
02/15/29
(a)
100 101,264
Vistra Operations Co. LLC
(a)
5.63%, 02/15/27 ............ 79 78,880
7.75%, 10/15/31 ............ 40 43,064
Wayfair LLC, 7.25%
,
10/31/29
(a)
.... 7 7,171
Wells Fargo & Co., 1.50%
,
05/24/27
(c)
EUR 100 107,064
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(a)
........... USD 15 14,761
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(a)
................ 43 38,461
7,212,870
Total Corporate Bonds — 10.8%
(Cost: $17,130,427) .............................. 16,305,076
Fixed Rate Loan Interests
United States — 0.0%
OD Intermediate Subi HoldCo
II LLC, 1st Lien Term Loan,
10.00%
,
 04/01/26
(e)
.......... 62 61,121
Total Fixed Rate Loan Interests — 0.0%
(Cost: $62,174) ................................ 61,121
Floating Rate Loan Interests
France — 0.2%
(b)
Groupe Babilou , Facility 1st Lien
Term Loan B4, (6-mo. EURIBOR
at 0.00% Floor + 4.00%), 4.00% -
7.67%
,
 11/18/30 ............ EUR 214 235,808
Parts Europe SA, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 7.19%
,
 02/03/31 ..... 112 125,337
361,145
Germany — 0.0%
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.59%
,
 04/30/30
(b)
........... 54 60,040
Jersey, Channel Islands — 0.1%
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(b)(e)
(Sterling Overnight Index Average
at 1.19% Floor + 7.00%),
8.19%, 07/06/27 .......... GBP 37 46,416
(6-mo. EURIBOR at 0.00% Floor +
7.00%), 10.74%, 07/06/27 .... EUR 61 64,410
110,826

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.5%
(b)
Bock Capital Bidco BV, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.85% -
7.22%
,
 06/29/28 ............ EUR 48 $ 53,328
Cypher Bidco BV, 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 4.50%), 8.34%
,
 12/30/28
(e)
.... 154 165,155
Upfield BV, 1st Lien Term Loan
B11, (Sterling Overnight Index
Average at 0.00% Floor + 5.25%),
10.51%
,
 01/03/28 ........... GBP 109 144,930
Ziggo BV, Facility 1st Lien Term Loan
H, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 6.44%
,
 01/31/29 ..... EUR 311 339,958
703,371
Spain — 0.1%
(b)
Lorca Finco plc, Facility 1st Lien Term
Loan B3, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.20%
,
 03/25/31 . 94 104,628
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
8.74%
,
 12/31/29 ............ 87 96,577
201,205
United Kingdom — 0.2%
(b)
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.80%
,
 05/09/31 ............ 88 95,857
CD&R Firefly Bidco Ltd., Facility
1st Lien Term Loan B6, (Sterling
Overnight Index Average at 0.00%
Floor + 5.75%), 5.75%
,
 06/21/28 . GBP 34 45,624
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
6.92%
,
 06/30/28 ............ EUR 51 57,191
Ineos Quattro Holdings Ltd., Facility 1st
Lien Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 7.88% -
8.09%
,
 04/03/29 ............ 64 71,180
269,852
United States — 1.0%
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.71% - 10.11%
,
 02/02/26
(b)
..... USD 72 70,271
Altar Bidco , Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(b)
120 116,036
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.75% - 10.49%
,
 12/30/27
(b)
..... 13 12,960
Avaya, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
1.00% Floor + 7.50%), 12.35% -
12.75%
,
 08/01/28
(b)
.......... —
(r)
302
ConnectWise LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.37% -
9.10%
,
 09/29/28
(b)
........... 33 32,796
Security
Par (000)
Par (000) Value
United States (continued)
Cppib Ovm Member US LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.85% -
8.73%
,
 08/07/31
(b)
........... USD 42 $ 41,982
CSC Holdings LLC, 1st Lien Term Loan
B5, 04/15/27
(b)(s)
............. 15 13,997
Digital Room Holdings, Inc., 1st L ien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.60%
,
 12/21/28
(b)
.......... 27 26,344
DirecTV Financing LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 5.00%), 9.96% -
10.36%
,
 08/02/27
(b)
.......... 17 17,232
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.85% - 9.25%
,
 08/31/30
(b)
..... 91 91,581
Emerald Technologies US
AcquisitionCo ., Inc., 1st Lien Term
Loan B, 0.00%
,
 12/29/27
(b)(e)
.... 31 24,915
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.64%
,
 03/30/27
(b)(e)
EUR 52 58,290
Galaxy Universal LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.79%
,
 11/12/26
(b)(e)
......... USD 195 193,246
GoTo Group, Inc., 1st Lien Term Loan
 04/30/28
(b)(s)
............... 71 38,398
Green Plains Operating Co. LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.21%
,
 07/20/26
(b)(e)
......... 104 105,383
Helios Service Partners LLC, 1st Lien
Term Loan
(b)(e)
(3-mo. CME Term SOFR at
1.00% Floor + 6.25%),
11.85%, 03/19/27 ......... 20 19,533
(3-mo. CME Term SOFR at
1.00% Floor + 6.50%),
12.10%, 03/19/27 ......... 4 3,730
Helios Service Partners LLC, Delayed
Draw 1st Lien Term Loan
(b)(e)
(3-mo. CME Term SOFR at
1.00% Floor + 6.25%),
11.85%, 03/19/27 ......... 30 29,978
(3-mo. CME Term SOFR at
1.00% Floor + 6.50%),
12.10%, 03/19/27 ......... 17 16,725
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.73% - 10.86%
,
 10/25/28
(b)(e)
... 20 16,117
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 4.00%), 8.96% -
9.36%
,
04/26/28
(b)
........... 34 34,344
Jack Ohio Finance LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.71% -
10.11%
,
 10/04/28
(b)
.......... 16 15,531

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Level 3 Financing, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 2.00% Floor + 6.56%),
11.41%
,
 04/16/29
(b)
.......... USD 12 $ 12,700
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
12.82%, 06/05/28
(b)
........ 39 30,992
Naked Juice LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor + 6.00%), 10.70% -
11.44%
,
 01/24/30
(b)
.......... 4 2,426
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.60% - 9.73%
,
 07/25/31
(b)(e)
.... 21 20,974
Orion Group HoldCo LLC, 1st Lien
Term Loan
(3-mo. CME Term SOFR at 1.00%
Floor + 6.00%), 11.15% -
11.60%, 03/19/27
(b)(e)
....... 4 3,823
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.60%, 03/19/27
(b)(e)
....... 43 43,638
Quartz AcquireCo LLC, 1st Lien Term
Loan B1, (3-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 7.35% -
8.09%
,
 06/28/30
(b)
........... 32 31,621
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.26%
,
 04/27/28
(b)
.......... 60 45,284
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.26%
,
 04/27/29
(b)
.......... 50 36,250
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.76%
,
 03/16/27
(b)
........... 45 45,117
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (12-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.20%
,
 09/11/29
(b)
.......... 162 158,760
Vaco Holding LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 5.00%), 9.95% -
10.49%
,
 01/22/29
(b)
.......... 32 31,431
Verifone Systems, Inc., 1st Lien Term
Loan, 08/20/25
(b)(s)
........... 45 41,077
Veritas US, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at
1.00% Floor + 5.00% ), 9.96% -
10.36%
,
 09/02/25
(b)
.......... 10 9,310
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 7.60% -
8.24%
,
 10/22/29
(b)
........... 2 1,807
Security
Par (000)
Par (000) Value
United States (continued)
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60% -
9.25%
,
 11/19/29
(b)
........... USD 16 $ 16,277
1,511,178
Total Floating Rate Loan Interests — 2.1%
(Cost: $3,268,398) .............................. 3,217,617
Foreign Agency Obligations
France — 0.1%
Electricite de France SA , (5-Year U.K.
Government Bonds Note Generic
Bid Yield + 3.78%), 7.38%
(b)(c)(p)
.. GBP 100 136,571
Total Foreign Agency Obligations — 0.1%
(Cost: $130,855) ................................ 136,571
Foreign Government Obligations
Brazil — 0.3%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 1 93,157
10.00%, 01/01/27 ........... 2 288,382
381,539
Colombia — 0.3%
Republic of Colombia
5.75%, 11/03/27 ............ COP 636,200 139,239
6.00%, 04/28/28 ............ 1,302,000 281,203
420,442
Czech Republic — 0.2%
Czech Republic
5.00%, 09/30/30 ............ CZK 2,670 127,538
4.50%, 11/11/32 ............ 2,240 104,825
232,363
Hungary — 0.0%
Hungary Government Bond, 7.00%
,
10/24/35 ................. HUF 15,590 46,392
Indonesia — 0.3%
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 1,477,000 99,374
8.25%, 05/15/36 ............ 1,349,000 100,819
7.13%, 06/15/38 ............ 3,274,000 224,822
425,015
Ireland — 0.1%
Republic of Ireland, 2.60%
,
10/18/34
(c)
EUR 158 177,687
Mexico — 0.3%
Mex Bonos Desarr Fix Rt, 8.50%
,
03/01/29 ................. MXN 1 2,649
United Mexican States
7.00%, 09/03/26 ............ 34 165,968
8.50%, 03/01/29 ............ 5 25,267
7.50%, 05/26/33 ............ 42 191,367
7.75%, 11/23/34 ............ 8 36,036
421,287
Peru — 0.1%
Republic of Peru
(a)
6.95%, 08/12/31 ............ PEN 621 179,026

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
7.60%, 08/12/39 ............ PEN 146 $ 42,971
221,997
Poland — 0.3%
Republic of Poland
5.75%, 04/25/29 ............ PLN 745 199,634
4.75%, 07/25/29 ............ 219 56,169
5.00%, 10/25/34 ............ 240 61,108
2.05%, 08/25/36 ............ 308 72,152
389,063
South Africa — 0.3%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 4,371 244,054
7.00%, 02/28/31 ............ 1,957 101,379
9.00%, 01/31/40 ............ 1,544 78,137
8.75%, 01/31/44 ............ 2,126 102,919
526,489
Spain — 0.6%
Bonos y Obligaciones del Estado
(a)(c)
3.45%, 10/31/34 ............ EUR 440 511,676
2.90%, 10/31/46 ............ 173 174,785
3.45%, 07/30/66 ............ 140 146,955
833,416
Thailand — 0.1%
Kingdom of Thailand, 2.40%
,
03/17/29 THB 5,830 182,143
Turkey — 0.1%
Republic of Turkiye (The)
37.00%, 02/18/26 ........... TRY 2,703 78,250
31.08%, 11/08/28 ........... 783 23,475
26.20%, 10/05/33 ........... 2,340 67,331
169,056
United Kingdom — 0.3%
U.K. Treasury Bonds
(c)
3.75%, 10/22/53 ............ GBP 146 169,063
0.50%, 10/22/61 ............ 804 327,901
496,964
Uruguay — 0.0%
Oriental Republic of Uruguay, 9.75%
,
07/20/33 ................. UYU 452 10,805
Total Foreign Government Obligations — 3.3%
(Cost: $5,007,511) .............................. 4,934,658
Shares
Shares
Investment Companies
Invesco KBW Bank ETF
(h)
........ 520 30,477
Invesco Quality Municipal Income Trust 129 1,347
Invesco S&P 500 Equal Weight ETF . 1,132 202,809
Invesco Senior Loan ETF ........ 10,731 225,458
Invesco Value Municipal Income Trust 73 940
iShares 0-5 Year TIPS Bond ETF
(f)
.. 1,425 144,381
iShares Biotechnology ETF
(f)(h)
..... 1,000 145,600
iShares Broad USD High Yield
Corporate Bond ETF
(f)(h)
....... 14,270 537,266
iShares Core S&P Small-Cap ETF
(f)(h)
637 74,503
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(f)(h)(j)
........ 13,068 1,222,903
iShares Latin America 40 ETF
(f)(h)
... 1,769 45,835
iShares MSCI Brazil ETF
(f)(h)
....... 1,992 58,744
Security
Shares
Shares Value
iShares MSCI Emerging Markets ETF
(f)
(h)
...................... 429 $ 19,674
iShares Russell Mid-Cap Growth ETF
(f)
(h)
...................... 188 22,050
SPDR Blackstone Senior Loan ETF . 8,948 373,669
SPDR Gold Shares
(g)(k)
.......... 2,651 644,352
SPDR S&P Homebuilders ETF ..... 635 79,096
VanEck JPMorgan EM Local Currency
Bond ETF
(h)
............... 8,227 208,966
VanEck Semiconductor ETF
(h)
..... 1,642 403,029
Total Investment Companies — 2.9%
(Cost: $4,167,286) .............................. 4,441,099
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
United States — 0.3%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR Trust Variable Rate Notes,
Series 2022-DNA1, Class B1,
(SOFR 30 day Average at 0.00%
Floor + 3.40%), 8.68%, 01/25/42 . USD 17 17,547
J.P. Morgan Mortgage Trust
Series 2021-INV5, Class A2A,
2.50%, 12/25/51 .......... 120 101,083
Series 2021-INV7, Class A3A,
2.50%, 02/25/52 .......... 175 157,083
Series 2021-INV7, Class A4A,
2.50%, 02/25/52 .......... 78 54,492
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.41%, 10/25/39 . 77 77,462
407,667
Commercial Mortgage-Backed Securities — 1.6%
Bermuda — 0.1%
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.35%,
01/19/37
(a)(b)
............... 100 99,938
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
F, (1-mo. CME Term SOFR at 3.37%
Floor + 3.37%), 8.47%, 12/15/34
(a)(b)
100 95,459
United States — 1.5%
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.49%, 06/15/41
(a)(b)
20 19,700
BSST Mortgage Trust
(a)(b)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 5.96%, 04/15/36 ... 14 14,327
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.31%, 04/15/36 ... 26 25,546
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.56%, 04/15/36 ... 36 35,008

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 6.81%, 04/15/36 ... USD 32 $ 31,048
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.31%, 04/15/36 ... 36 34,467
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.11%, 04/15/36 ... 23 22,387
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.01%, 04/15/36 ... 38 35,986
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.11%, 04/15/36 .. 17 16,581
BX Commercial Mortgage Trust
(a)(b)
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.01%, 06/15/38 ... 94 92,188
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.01%, 05/15/38 ... 72 71,194
Series 2021-XL2, Class F, (1-mo.
CME Term SOFR at 2.24% Floor
+ 2.36%), 7.46%, 10/15/38 ... 85 84,386
Series 2024-XL5, Class A, (1-mo.
CME Te rm SOFR at 1.39% Floor
+ 1.39%), 6.49%, 03/15/41 ... 92 92,462
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 58,916
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 79,733
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.46%, 01/15/34 ... 14 13,772
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.21%, 01/15/34 ... 28 27,489
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 04/15/41 ... 99 98,815
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.99%, 07/15/29 ... 22 21,945
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.03%, 07/15/29 ... 55 54,450
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 9,328
Commercial Mortgage Trust, Series
2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor +
4.49%), 9.57%, 06/15/41
(a)(b)
.... 30 29,852
CONE Trust, Series 2024-DFW1,
Class E, (1-mo. CME Term SOFR
at 3.89% Floor + 3.89%), 8.98%,
08/15/41
(a)(b)
............... 30 29,950
DBGS Mortgage Trust, Series 2018-
BIOD, Class F, (1-mo. CME Term
SOFR at 2.00% Floor + 2.30%),
7.39%, 05/15/35
(a)(b)
.......... 75 73,757
ELM Trust, Series 2024-ELM, Class
E10, 8.05%, 06/10/39
(a)(b)
...... 45 45,914
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.46%, 07/15/38 ... USD 182 $ 182,122
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.06%, 07/15/38 ... 91 90,886
GS Mortgage Securities Corp. Trust,
Series 2021-DM, Class E, (1-mo.
CME Term SOFR at 2.94% Floor +
3.05%), 8.15%, 11/15/36
(a)(b)
.... 100 97,427
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 31,219
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 8.29%, 05/15/37
(a)(b)
.... 100 98,625
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.91%, 04/15/38 ... 60 59,700
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 8.41%, 04/15/38 ... 20 19,813
Series 2022-NXSS, Class A, (1-mo.
CME Te rm SOFR at 2.18% Floor
+ 2.18%), 7.28%, 09/15/39 ... 14 14,000
JW Commercial Mortgage Trust, Series
2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor +
3.19%), 8.27%, 06/15/39
(a)(b)
.... 20 20,007
LBA Trust, Series 2024-BOLT, Class F,
(1-mo. CME Term SOFR at 4.44%
Floor + 4.44%), 9.53%, 06/15/26
(a)(b)
10 9,972
MCR Mortgage Trust, Series 2024-
TWA, Class E, 8.73%, 06/12/39
(a)
. 23 23,446
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 7.31%, 04/15/38
(a)(b)
.... 131 130,118
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............... 17 15,517
SREIT Trust
(a)(b)
Series 2021-MFP, Class F, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.84%, 11/15/38 ... 96 95,032
Series 2021-MFP2, Class F, (1-mo.
CME Term SOFR at 2.62% Floor
+ 2.73%), 7.83%, 11/15/36 ... 100 99,125
STWD Trust, Series 2021-FLWR,
Class E, (1-mo. CME Term SOFR
at 1.92% Floor + 2.04%), 7.14%,
07/15/36
(a)(b)
............... 25 24,750
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 9,158
Wells Fargo Commercial Mortgage
Trust
(b)
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 29,599

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a)
.............. USD 100 $ 100,713
2,270,430
Total Non-Agency Mortgage-Backed Securities — 1.9%
(Cost: $2,974,390) .............................. 2,873,494
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(e)(g)(t)
............. 166 135,412
Total Other Interests — 0.1%
(Cost: $167,154) .................................. 135,412
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
United States — 0.0%
(b)(p)
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% 6 5,761
USB Capital IX , (3-mo. CME Term
SOFR at 3.50% Floor + 1.28%),
6.58% ................... 31 26,045
31,806
Total Capital Trusts — 0.0%
(Cost: $33,877) ................................ 31,806
Shares
Shares
Preferred Stocks — 2.0%
Brazil — 0.1%
Cia Energetica de Minas Gerais
(Preference) ............... 25,048 52,646
Gerdau SA (Preference) ......... 3,680 12,929
Neon Payments Ltd.
(e)(g)
......... 319 130,139
Petroleo Brasileiro SA (Preference) .. 6,351 42,063
237,777
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $269,333)
(e)(g)(i)
.... 2,458 417,958
Germany — 0.0%
Henkel AG & Co. KGaA (Preference) 510 47,940
Volocopter GmbH, (Acquired 03/03/21,
cost $159,572)
(e)(g)(i)
.......... 30 815
48,755
India — 0.0%
Think & Learn Pvt Ltd., Series
F, (Acquired 12/11/20, cost
$103,322)
(e) (g)(i)
.............. 32 —
Security
Shares
Shares Value
Israel — 0.1%
(e)(g)(i)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost $89,710) 14,760 $ 65,977
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost $84,498) 11,985 61,603
127,580
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost $26,894)
(e)
(g)(i)
...................... 228 —
United Kingdom — 0.1%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$183,387)
(e)(g)(i)
.............. 4,842 101,505
United States — 1.4%
Breeze Aviation Group, Inc., Series B,
(Acquired 07/30/21, cost $75,615)
(e)
(g)(i)
...................... 140 25,154
Caresyntax , Inc., Series C-2
(e)(g)
.... 567 55,697
Caresyntax , Inc., Series C-3
(e)(g)
.... 73 6,099
Coreweave , Inc., 10.00%
(e)(g)
...... 83,000 102,090
Databricks, Inc., Series F, (Acquired
02/01/21, cost $88,431)
(e)(g)(i)
.... 6,177 502,252
Databricks, Inc., Series G, (Acquired
10/22/19, cost $102,873)
(e)(g)(i)
... 1,740 141,479
Davidson Homes, Inc.
(e)(g)
........ 139 130,162
Dream Finders Homes, Inc.
(Preference), 9.00%
(e)
......... 285 280,013
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $62,470)
(e)(g)(i)
.... 10,664 21,008
GM Cruise Holdings LLC, Series G,
Class G , (Acquired 03/25/21, cost
$76,178)
(e)(g)(i)
.............. 2,891 22,290
Insightful Corp., Series D
(e)(g)
...... 51,259 16,618
JumpCloud , Inc., Series E-1, (Acquired
10/30/20, cost $93,611)
(e)(g)(i)
.... 51,330 103,687
JumpCloud , Inc., Series F , (Acquired
09/03/21, cost $20,218)
(e)(g)(i)
.... 3,376 6,819
Lessen Holdings, Inc., Series B
(e)(g)
.. 8,296 36,005
Loadsmart , Inc., Series C, (Acquired
10/05/20, cost $85,987)
(e)(g)(i)
.... 10,057 69,393
Loadsmart , Inc., Series D , (Acquired
01/27/22, cost $19,100)
(e)(g)(i)
.... 955 9,932
Lookout, Inc., Series F, (Acquired
09/19/14, cost $243,061)
(e)(g)(i)
... 21,278 39,790
MNTN Digital, Series D, (Acquired
11/05/21, cost $54,841)
(e)(g)(i)
.... 2,388 35,247
Mythic AI, Inc., Ser ies C, (Acquired
01/26/21, cost $48,256)
(e)(g)(i)
.... 70 —
Noodle Partners, Inc., Series C,
(Acquired 08/26/21, cost $73,361)
(e)
(g)(i)
...................... 8,220 19,235
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $40,179)
(e)(g)(i)
.... 1,532 44,964
Relativity Space, Inc., Series E,
(Acquired 05/27/21, cost $68,894)
(e)
(g)(i)
...................... 3,017 64,292
SambaNova Systems, Inc., Series C,
(Acquired 02/19/20, cost $91,575)
(e)
(g)(i)
...................... 1,720 75,044
SambaNova Systems, Inc., Series D,
(Acquired 04/09/21 , cost $52,640)
(e)
(g)(i)
...................... 554 28,885
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $28,447)
(e)(g)(i)
.... 1,894 12,178

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$72,377)
(e)(g)(i)
.............. 12,134 $ 36,645
Ursa Major Technolog ies, Inc., Series
D, (Acquired 10/14/22, cost
$9,855)
(e)(g)(i)
............... 1,487 4,669
Verge Genomics, Series B, (Acquired
11/05/21, cost $65,876)
(e)(g)(i)
.... 12,367 80,262
Verge Genomics, Series C, (Acquired
09/06/23, cost $10,528)
(e)(g)(i)
.... 1,464 10,585
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $43,198),
12.00%
(e)(g)(i)
............... 14,803 71,351
Wells Fargo & Co., Series L, 7.50%
(o)(p)
46 58,981
Zero Mass Water, Inc., Series C-1,
(Acquired 05/07/20, cost $70,353)
(e)
(g)(i)
...................... 4,463 43,380
Zero Mass Water, Inc., Series D,
(Acquired 07/05/22, cost $13,149)
(e)
(g)(i)
...................... 321 5,582
Zero Mass Water, Inc., Series D-2,
(Acquired 05/16/24, cost $0)
(e)(g)(i)
. 228 1,528
Zero Mass Water, Inc., Series D-3,
(Acquired 05/15/24, cost $12,125)
(e)
(g)(i)
...................... 333 5,148
2,166,464
Total Preferred Stocks — 2.0%
(Cost: $3,544,358) .............................. 3,100,039
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII , (3-mo. CME Term
SOFR + 6.63%), 11.89%, 10/30/40
(b)
3,609 107,801
Total Trust Preferreds — 0.1%
(Cost: $98,904) ................................ 107,801
Total Preferred Securities — 2.1%
(Cost: $3,677,139) .............................. 3,239,646
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2021-
DNA2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 6.00%),
11.28%, 08/25/33
(a)(b)
......... USD 17 20,118
Commercial Mortgage-Backed Securities — 0.0%
Fede ral National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.87%, 09/25/30
(b)
........... 13 12,482
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
Series K109, Class X1,
1.69% ,  04/25/30 ........ 117 8,212
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series K116, Class X1,
1.52% ,  07/25/30 ........ USD 99 $ 6,401
Series K120, Class X1,
1.13% , 10/25/30 ........ 391 19,279
Series KL06, Class XFX,
1.47% ,  12/25/29 ........ 100 4,738
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 452 12,332
50,962
Mortgage-Backed Securities — 1.2%
Uniform Mortgage-Backed Securities,
3.50%, 10/25/54
(u)
........... 1,981 1,844,701
Total U.S. Government Sponsored Agency Securities
—
1.3%
(Cost: $1,948,489) .............................. 1,928,263
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
2.13%, 04/15/29 ............ 694 713,602
U.S. Treasury Notes
4.25%, 12/31/24
(j) (k)
.......... 4,608 4,603,143
4.00%, 12/15/25
(j)
........... 1,017 1,018,629
4.63%, 09/30/28 ............ 546 566,785
Total U.S. Treasury Obligations — 4.6%
(Cost: $6,852,252) .............................. 6,902,159
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(g)
.................. 718 204
Israel — 0.0%
(g)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(e)(i)
......... 845 93
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50) ............ 375 15
108
United Kingdom — 0.0%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost $0)
(Issued/Exercisable 12/19/23,
1 Share for 1 Warrant, Expires
11/17/30 , Strike Price GBP 0.01)
(e)(g)
(i)
....................... 5,834 9,204
United States — 0.1%
(g)
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(e)
.......... 2,120 82
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(e)
.......... 1,268 —

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(e )
........... 965 $ 10,605
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 1,130 364
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(e)
................... 264 1,294
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 543 3,035
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(e)
.................. 217 649
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(e)
................... 1,369 7,653
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 938 19
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(e)
....... 53,114 6,485
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(e)
.................. 840 —
Lightning eMotors , Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 2,348 —
New York Community Bancorp, Inc.,
(Acquired 03/07/24, cost $0)
(Issued/Exercisable 03/11/24,
1 Share for 1 Warrant, Exp ires
03/11/31, Strike Price USD 2.50)
(i)
14 33,970
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 1,681 5
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 1,924 58
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 724 21
Sonder Holdings, Inc. (Issued/
Exercisable 06/10/24, 1 Sh are for
1 Warrant, Expires 12/10/26, Strike
Price USD 36.00)
(e)
.......... 461 2,162
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/07/32, Strike Price USD 0.01)
(e)(i)
1,825 7,446
Security
Shares
Shares Value
United States (continued)
Volato Group, Inc., (Acquired 12/03/23,
cost $1,351) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(i)
.................. 1,351 $ 25
73,873
Total Warrants — 0.1%
(Cost: $16,602) ................................ 83,389
Total Long-Term Investments — 93.8%
(Cost: $130,093,662) ............................. 141,611,123
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.1%
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(v)
24.89%, 02/18/25 ........... EGP 1,750 32,678
34.17%, 03/18/25 ........... 2,900 52,939
85,617
Total Foreign Government Obligations — 0.1%
(Cost: $81,857) ................................ 85,617
Shares
Shares
Money Market Funds — 7.5%
(f)(w)
BlackRock Cash Funds: Institutional,
SL Agency Shares, 5.05%
(x)
..... 4,482,247 4,485,833
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.83% ...... 6,904,664 6,904,664
Total Money Market Funds — 7.5%
(Cost: $ 11,390,484) .............................. 11,390,497
Total Short-Term Securities — 7.6%
(Cost: $11,472,341) .............................. 11,476,114
Total Options Purchased — 0.6%
(Cost: $908,603 ) ................................ 906,939
Total Investments Before Options Written and Investments Sold
Short — 102.0%
(Cost: $142,474,606) ............................. 153,994,176
Total Options Written — (0.3)%
(Premiums Received — $(477,678)) .................. (459,247)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investments Sold Short
Investment Companies
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)
................ (1,548) $ (124,304)
Total Investment Companies
— (0.1)%
(Proceeds: $(118,125)) ........................... (124,304)
Total Investments Sold Short — (0.1)%
(Proceeds: $(118,125) ) ........................... (124,304)
Total Investments Net of Options Written and Investments Sold
Short — 101.6%
(Cost: $141,878,803) ............................. 153,410,625
Liabilities in Excess of Other Assets — (1.6)% ............ (2,394,310)
Net Assets — 100.0% .............................. $ 151,016,315
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Affiliate of the Fund.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,276,171, representing 2.17% of its net assets as of period end, and an original cost of $3,728,460.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Convertible security.
(p)
Perpetual security with no stated maturity date.
(q)
Zero-coupon bond.
(r)
Rounds to less than 1,000.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)
Represents or includes a TBA transaction.
(v)
Rates are discount rates or a range of discount rates as of period end.
(w)
Annualized 7-day yield as of period end.
(x)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Par/Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 4,484,247
(a)
$ — $ 1,572 $ 14 $ 4,485,833 4,482,247 $ 9,210
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,764,105 — (4,859,441)
(a)
— — 6,904,664 6,904,664 338,854 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 3,262,819 — (3,262,423)
(a)
(444) 48 — — — —
iShares 0-5 Year TIPS Bond
ETF ................ 140,491 — — — 3,890 144,381 1,425 2,850 —
iShares Biotechnology ETF .. — 143,084 — — 2,516 145,600 1,000 200 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 529,573 — — 7,693 537,266 14,270 1,004 —
iShares Core S&P Small-Cap
ETF ................ — 74,058 — — 445 74,503 637 328 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 96,496 — (98,376) 3,206 (1,326) — — 2,778 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ 1,532,099 — (360,868) 4,029 47,643 1,222,903 13,068 38,972 —
iShares Latin America 40 ETF 85,669 — (28,949) (528) (10,357) 45,835 1,769 1,951 —
iShares MSCI Brazil ETF ... 116,067 — (37,457) (7,186) (12,680) 58,744 1,992 3,036 —
iShares MSCI Emerging
Markets ETF .......... 17,250 — — — 2,424 19,674 429 124 —
iShares Russell Mid-Cap
Growth ETF .......... 39,381 — (20,008) 1,987 690 22,050 188 115 —
Quintis Australia Pty. Ltd.,
7.50%, 10/01/26
(d)
...... 283,479 — (134) — (219,717) 63,628 462,748 — —
Quintis Australia Pty. Ltd.,
0.00%, 10/01/28
(d)
...... — 37,273 — — (37,273) — 414,143 — —
Quintis HoldCo Pty. Ltd.
(d)
... 1 — — — — 1 218,994 — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 691,554 (811,910) 2,232 (6,180) (124,304) (1,548) 3,109 —
$ 4,868 $ (222,170) $ 13,600,778 $ 402,531 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
(d)
As of the beginning of the period, the entity was not considered an affiliate.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IFSC NIFTY 50 Index ....................................................... 6 10/31/24 $ 312 $ (1,931)
Euro-Bobl ............................................................... 57 12/06/24 7,617 66,598
Euro-BTP ............................................................... 3 12/06/24 406 8,181
Euro-Bund .............................................................. 33 12/06/24 4,956 42,871
Euro-OAT ............................................................... 6 12/06/24 847 4,426
Euro-Schatz ............................................................. 7 12/06/24 835 4,190
OSE Nikkei 225 Index ....................................................... 16 12/12/24 4,262 254,558
Australia 10-Year Bond ...................................................... 35 12/16/24 2,816 (30,569)
U.S. Treasury Long Bond ..................................................... 9 12/19/24 1,119 (3,437)
EURO STOXX Banks ....................................................... 15 12/20/24 121 1,105
MSCI Emerging Markets Index ................................................. 2 12/20/24 117 6,674
Russell 2000 E-Mini Index .................................................... 10 12/20/24 1,125 17,438
Long Gilt ................................................................ 5 12/27/24 658 (4,272)
U.S. Treasury 5-Year Note .................................................... 322 12/31/24 35,405 (21,359)
344,473
Short Contracts
Euro-Buxl ............................................................... 1 12/06/24 152 (1,215)
U.S. Treasury 10-Year Note ................................................... 18 12/19/24 2,059 (1,476)
U.S. Treasury 10-Year Ultra Note ............................................... 117 12/19/24 13,859 (25,803)
U.S. Treasury Ultra Bond ..................................................... 13 12/19/24 1,733 7,018
EURO STOXX 50 Index ..................................................... 1 12/20/24 56 (1,974)
FTSE 100 Index ........................................................... 1 12/20/24 111 670
Nasdaq-100 E-Mini Index ..................................................... 13 12/20/24 5,268 (153,919)
S&P 500 E-Mini Index ....................................................... 10 12/20/24 2,907 (24,587)
U.S. Treasury 2-Year Note .................................................... 305 12/31/24 63,523 (138,385)
(339,671)
$ 4,802
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 221,880 USD 40,000 Barclays Bank plc 10/02/24 $ 729
BRL 225,700 USD 40,000 Citibank NA 10/02/24 1,430
BRL 224,286 USD 40,000 Goldman Sachs International 10/02/24 1,171
BRL 1,211,881 USD 211,716 JPMorgan Chase Bank NA 10/02/24 10,741
USD 276,991 BRL 1,443,123 JPMorgan Chase Bank NA 10/02/24 12,086
TRY 1,409,460 USD 40,000 Barclays Bank plc 10/07/24 1,011
TRY 1,127,840 USD 32,000 Barclays Bank plc 10/23/24 228
TRY 1,574,580 USD 42,000 Citibank NA 10/23/24 2,994
TRY 2,944,027 USD 80,851 Goldman Sachs International 10/23/24 3,276
TRY 3,496,146 USD 94,312 UBS AG 10/23/24 5,592
USD 53,714 COP 225,848,000 Morgan Stanley & Co. International plc 10/23/24 177
USD 88,768 COP 371,537,849 Societe Generale SA 10/23/24 695
AUD 39,000 USD 26,808 JPMorgan Chase Bank NA 10/24/24 165
AUD 31,125 USD 21,068 UBS AG 10/24/24 458
BRL 656,444 USD 120,000 Barclays Bank plc 10/24/24 173
BRL 2,486,887 USD 451,644 Citibank NA 10/24/24 3,623
BRL 307,313 USD 55,000 Goldman Sachs International 10/24/24 1,259
CLP 37,092,800 USD 40,000 Barclays Bank plc 10/24/24 1,239
CLP 21,362,400 USD 23,000 Deutsche Bank AG 10/24/24 750
CLP 61,010,315 USD 65,935 Morgan Stanley & Co. International plc 10/24/24 1,894
CNY 1,164,398 USD 164,890 Bank of America NA 10/24/24 1,616
CNY 590,050 USD 84,000 Citibank NA 10/24/24 376
CNY 246,314 USD 35,000 UBS AG 10/24/24 222

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 6,000 USD 6,680 HSBC Bank plc 10/24/24 $ 6
EUR 18,387 USD 20,483 Toronto Dominion Bank 10/24/24 5
GBP 23,917 USD 31,595 Barclays Bank plc 10/24/24 380
GBP 6,000 USD 7,986 JPMorgan Chase Bank NA 10/24/24 36
IDR 2,182,976,848 USD 141,973 Citibank NA 10/24/24 1,566
INR 3,323,356 USD 39,610 Royal Bank of Canada 10/24/24 10
JPY 5,973,636 USD 41,684 Bank of America NA 10/24/24 19
KRW 30,450,896 USD 22,933 BNP Paribas SA 10/24/24 178
KRW 55,634,764 USD 41,960 Citibank NA 10/24/24 265
MYR 1,438,699 USD 340,089 Barclays Bank plc 10/24/24 8,592
NOK 221,772 USD 21,000 JPMorgan Chase Bank NA 10/24/24 20
NOK 445,103 USD 42,000 Morgan Stanley & Co. International plc 10/24/24 189
PEN 440,154 USD 116,989 BNP Paribas SA 10/24/24 1,704
RON 35,804 USD 8,000 Barclays Bank plc 10/24/24 8
SGD 54,625 USD 42,238 Barclays Bank plc 10/24/24 314
SGD 11,605 USD 9,000 Natwest Markets plc 10/24/24 41
THB 1,362,543 USD 42,000 Citibank NA 10/24/24 413
THB 7,126,798 USD 213,800 HSBC Bank plc 10/24/24 8,042
THB 1,480,626 USD 45,000 Societe Generale SA 10/24/24 1,089
TWD 1,923,332 USD 60,717 Citibank NA 10/24/24 135
TWD 415,952 USD 13,000 HSBC Bank plc 10/24/24 160
USD 44,000 BRL 239,624 Citibank NA 10/24/24 133
USD 42,000 IDR 638,313,900 Citibank NA 10/24/24 28
USD 88,474 MXN 1,722,403 Barclays Bank plc 10/24/24 1,312
USD 270,250 MXN 4,752,067 State Street Bank and Trust Co. 10/24/24 29,772
USD 386,393 PLN 1,482,500 HSBC Bank plc 10/24/24 1,421
USD 42,000 ZAR 726,367 UBS AG 10/24/24 42
ZAR 1,062,071 USD 61,000 Morgan Stanley & Co. International plc 10/24/24 350
ZAR 1,468,429 USD 83,483 UBS AG 10/24/24 1,340
TRY 1,466,212 USD 41,565 Barclays Bank plc 10/25/24 235
TRY 816,112 USD 22,000 Barclays Bank plc 10/28/24 1,186
TRY 1,677,375 USD 45,000 Citibank NA 10/28/24 2,654
TRY 1,455,108 USD 40,000 UBS AG 11/12/24 657
TRY 2,115,034 USD 58,000 BNP Paribas SA 11/18/24 708
USD 390,883 COP 1,641,161,240 Citibank NA 11/20/24 3,218
USD 45,213 COP 188,289,788 JPMorgan Chase Bank NA 11/20/24 736
USD 215,320 CZK 4,827,165 Bank of America NA 11/20/24 1,987
USD 25,736 CZK 580,027 BNP Paribas SA 11/20/24 102
USD 43,247 HUF 15,273,714 Canadian Imperial Bank of Commerce 11/20/24 534
USD 6,299 HUF 2,239,097 Nomura International plc 11/20/24 37
USD 42,970 IDR 653,704,231 Deutsche Bank AG 11/20/24 16
USD 176,989 IDR 2,689,263,270 Morgan Stanley & Co. International plc 11/20/24 283
USD 233,319 MXN 4,550,605 Barclays Bank plc 11/20/24 4,007
USD 42,994 MXN 841,686 Goldman Sachs International 11/20/24 580
USD 252,825 PLN 970,482 Morgan Stanley & Co. International plc 11/20/24 995
USD 42,274 BRL 231,241 BNP Paribas SA 11/21/24 76
TRY 606,214 USD 15,141 Barclays Bank plc 12/04/24 1,393
TRY 1,407,786 USD 36,204 Goldman Sachs International 12/04/24 2,192
TRY 868,000 USD 20,293 BNP Paribas SA 12/06/24 3,331
TRY 3,185,000 USD 76,682 UBS AG 12/06/24 10,003
AUD 3,249,813 USD 2,167,174 Canadian Imperial Bank of Commerce 12/18/24 81,377
BRL 2,821,387 EUR 445,576 Goldman Sachs International 12/18/24 15,597
CAD 1,031,728 USD 760,417 Bank of New York Mellon 12/18/24 3,987
CAD 1,137,159 USD 838,099 Natwest Markets plc 12/18/24 4,419
CNY 9,497,013 USD 1,344,099 BNP Paribas SA 12/18/24 19,890
DKK 3,705,590 USD 550,239 Toronto Dominion Bank 12/18/24 5,359
EUR 647,096 CHF 599,894 UBS AG 12/18/24 7,599
EUR 1,357,914 USD 1,502,895 Royal Bank of Canada 12/18/24 13,487
GBP 233,966 EUR 276,600 Bank of America NA 12/18/24 3,866
GBP 301,069 USD 393,988 Natwest Markets plc 12/18/24 8,455
HUF 54,365,616 USD 150,294 BNP Paribas SA 12/18/24 1,616
JPY 103,254,282 USD 725,000 Citibank NA 12/18/24 1,174
JPY 20,635,814 USD 144,686 JPMorgan Chase Bank NA 12/18/24 443

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
KRW 899,624,391 USD 672,903 HSBC Bank plc 12/18/24 $ 11,923
MXN 10,005,077 EUR 443,947 JPMorgan Chase Bank NA 12/18/24 6,254
MXN 6,648,988 USD 326,500 Morgan Stanley & Co. International plc 12/18/24 7,116
NOK 7,688,101 CHF 594,549 Barclays Bank plc 12/18/24 20,189
NZD 123,715 USD 76,156 Morgan Stanley & Co. International plc 12/18/24 2,450
PLN 932,408 USD 239,482 Citibank NA 12/18/24 2,179
SEK 4,951,846 USD 479,699 Natwest Markets plc 12/18/24 9,782
SGD 367,019 USD 282,719 Royal Bank of Canada 12/18/24 3,955
TWD 15,635,470 USD 491,450 Morgan Stanley & Co. International plc 12/18/24 7,214
USD 145,306 EUR 129,973 JPMorgan Chase Bank NA 12/18/24 165
USD 144,903 GBP 108,375 JPMorgan Chase Bank NA 12/18/24 37
USD 138,470 MXN 2,752,922 Citibank NA 12/18/24 341
ZAR 6,025,691 EUR 301,011 State Street Bank and Trust Co. 12/18/24 10,317
ZAR 4,376,017 USD 242,021 Toronto Dominion Bank 12/18/24 9,584
403,180
BRL 231,241 USD 42,508 BNP Paribas SA 10/02/24 (60)
USD 120,000 BRL 654,708 Barclays Bank plc 10/02/24 (181)
USD 39,398 TRY 1,395,036 Barclays Bank plc 10/07/24 (1,193)
USD 62,759 TRY 2,182,680 HSBC Bank plc 10/07/24 (750)
COP 1,011,749,000 USD 243,217 BNP Paribas SA 10/23/24 (3,383)
USD 292,421 COP 1,248,037,957 Morgan Stanley & Co. International plc 10/23/24 (3,428)
USD 82,982 TRY 2,991,825 Barclays Bank plc 10/23/24 (2,510)
USD 99,537 TRY 3,731,646 Citibank NA 10/23/24 (7,096)
USD 63,724 TRY 2,308,402 UBS AG 10/23/24 (2,239)
CNY 146,609 USD 21,000 JPMorgan Chase Bank NA 10/24/24 (35)
COP 449,806,588 USD 106,728 BNP Paribas SA 10/24/24 (116)
COP 83,310,000 USD 20,000 Deutsche Bank AG 10/24/24 (254)
CZK 518,530 USD 23,000 BNP Paribas SA 10/24/24 (96)
CZK 2,723,974 USD 121,451 UBS AG 10/24/24 (1,128)
EUR 7,000 GBP 5,856 Goldman Sachs International 10/24/24 (29)
EUR 27,069 GBP 22,825 Standard Chartered Bank 10/24/24 (353)
EUR 94,043 USD 105,056 HSBC Bank plc 10/24/24 (268)
HUF 9,940,980 USD 28,000 BNP Paribas SA 10/24/24 (173)
HUF 367,325 USD 1,034 UBS AG 10/24/24 (6)
IDR 1,110,038,000 USD 73,000 Citibank NA 10/24/24 (11)
INR 669,290 USD 8,000 Royal Bank of Canada 10/24/24 (21)
JPY 1,286,577 USD 9,000 HSBC Bank plc 10/24/24 (18)
KRW 28,718,360 USD 22,000 Morgan Stanley & Co. International plc 10/24/24 (204)
MXN 4,006,924 USD 210,579 Goldman Sachs International 10/24/24 (7,809)
MXN 1,227,083 USD 63,000 HSBC Bank plc 10/24/24 (904)
MXN 1,529,427 USD 80,372 UBS AG 10/24/24 (2,975)
NOK 94,556 USD 9,000 Goldman Sachs International 10/24/24 (38)
PLN 168,667 EUR 39,397 Barclays Bank plc 10/24/24 (99)
PLN 12,850 EUR 3,000 Goldman Sachs International 10/24/24 (6)
PLN 111,521 USD 29,000 BNP Paribas SA 10/24/24 (41)
RON 224,674 USD 50,348 UBS AG 10/24/24 (98)
USD 42,000 CLP 37,894,500 Goldman Sachs International 10/24/24 (130)
USD 50,684 JPY 7,279,930 Barclays Bank plc 10/24/24 (138)
USD 29,702 SEK 303,330 Bank of America NA 10/24/24 (200)
USD 6,000 SEK 61,255 Natwest Markets plc 10/24/24 (38)
USD 73,717 TWD 2,337,935 HSBC Bank plc 10/24/24 (253)
USD 29,067 ZAR 512,042 Canadian Imperial Bank of Commerce 10/24/24 (511)
USD 17,077 TRY 603,211 Goldman Sachs International 10/25/24 (120)
USD 39,602 TRY 1,405,219 HSBC Bank plc 10/25/24 (460)
USD 81,908 TRY 2,891,000 UBS AG 10/28/24 (225)
HUF 50,019,724 USD 141,452 Natwest Markets plc 11/20/24 (1,573)
MXN 3,950,032 USD 202,462 Toronto Dominion Bank 11/20/24 (3,414)
PLN 1,496,861 USD 390,126 Canadian Imperial Bank of Commerce 11/20/24 (1,706)
USD 177,051 PEN 664,643 Barclays Bank plc 11/20/24 (2,133)
USD 21,315 THB 700,079 Goldman Sachs International 11/20/24 (514)
USD 156,955 THB 5,163,826 HSBC Bank plc 11/20/24 (4,060)
USD 13,935 UYU 586,085 Citibank NA 11/20/24 (164)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 54,276 ZAR 945,127 Canadian Imperial Bank of Commerce 11/20/24 $ (195)
USD 218,964 ZAR 3,850,967 Goldman Sachs International 11/20/24 (2,981)
USD 591,609 BRL 3,253,791 Deutsche Bank AG 11/21/24 (2,157)
USD 37,148 BRL 208,187 JPMorgan Chase Bank NA 11/21/24 (843)
USD 50,807 TRY 2,014,000 UBS AG 12/04/24 (4,123)
USD 103,072 TRY 4,053,000 Barclays Bank plc 12/06/24 (7,237)
USD 37,755 PEN 143,989 Goldman Sachs International 12/11/24 (1,059)
CHF 2,853,949 USD 3,407,258 State Street Bank and Trust Co. 12/18/24 (5,642)
CNY 1,501,716 USD 216,706 JPMorgan Chase Bank NA 12/18/24 (1,025)
EUR 339,115 USD 380,508 HSBC Bank plc 12/18/24 (1,818)
JPY 136,929,778 EUR 880,479 State Street Bank and Trust Co. 12/18/24 (20,221)
JPY 16,916,793 USD 120,412 Canadian Imperial Bank of Commerce 12/18/24 (1,438)
JPY 905,541,924 USD 6,438,052 State Street Bank and Trust Co. 12/18/24 (69,489)
MXN 2,877,298 USD 144,686 Morgan Stanley & Co. International plc 12/18/24 (316)
USD 74,762 BRL 427,900 UBS AG 12/18/24 (3,067)
USD 66,152 EUR 59,761 Bank of America NA 12/18/24 (583)
USD 142,821 EUR 128,776 Morgan Stanley & Co. International plc 12/18/24 (983)
USD 1,567,992 GBP 1,198,175 Deutsche Bank AG 12/18/24 (33,626)
USD 1,332,077 HKD 10,351,803 Toronto Dominion Bank 12/18/24 (929)
USD 3,004 IDR 46,624,717 JPMorgan Chase Bank NA 12/18/24 (57)
USD 28,097 INR 2,368,662 Citibank NA 12/18/24 (62)
USD 568,520 NOK 6,155,353 Morgan Stanley & Co. International plc 12/18/24 (15,006)
COP 371,537,849 USD 93,398 Citibank NA 02/21/25 (6,696)
COP 509,007,000 USD 122,712 HSBC Bank plc 02/24/25 (3,979)
(234,693)
$ 168,487
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch HSBC Bank plc 11/27/24 SGD 1.32 SGD 1.32 USD 11 $ 869
USD Currency ............... One-Touch HSBC Bank plc 12/09/24 CNH 7.65 CNH 7.65 USD 6 39
908
Put
EUR Currency ............... Down and Out
Goldman Sachs
International 10/07/24 USD 1.07 USD 1.01 EUR 312 2
USD Currency ............... Down and Out UBS AG 10/30/24 TRY 35.50 TRY 34.00 USD 78 1,017
EUR Currency ............... One-Touch HSBC Bank plc 11/04/24 USD 1.06 USD 1.06 EUR 12 141
EUR Currency ............... One-Touch Bank of America NA 11/12/24 USD 1.05 USD 1.05 EUR 3 32
EUR Currency ............... One-Touch Bank of America NA 11/19/24 USD 1.05 USD 1.05 EUR 3 50
EUR Currency ............... One-Touch Barclays Bank plc 12/09/24 USD 1.04 USD 1.04 EUR 6 113
USD Currency ............... One-Touch UBS AG 12/12/24 TRY 35.25 TRY 35.25 USD 5 929
2,284
$ 3,192
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
NVIDIA Corp. .............................. 34 10/11/24 USD 125.00 USD 413 $ 7,701
CBOE Volatility Index ......................... 8 10/16/24 USD 25.00 USD 13 432
Alphabet, Inc. .............................. 6 10/18/24 USD 170.00 USD 100 1,473
Amazon.com, Inc. ........................... 13 10/18/24 USD 185.00 USD 242 7,020

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Amazon.com, Inc. ........................... 19 10/18/24 USD 180.00 USD 354 $ 16,673
Apple, Inc. ................................ 10 10/18/24 USD 225.00 USD 233 10,175
Apple, Inc. ................................ 14 10/18/24 USD 230.00 USD 326 9,029
Apple, Inc. ................................ 38 10/18/24 USD 235.00 USD 885 13,679
Broadcom, Inc. ............................. 5 10/18/24 USD 180.00 USD 86 1,555
ConocoPhillips ............................. 37 10/18/24 USD 115.00 USD 390 759
Informatica, Inc. ............................ 4 10/18/24 USD 30.00 USD 10 50
JPMorgan Chase & Co. ....................... 8 10/18/24 USD 230.00 USD 169 192
JPMorgan Chase & Co. ....................... 17 10/18/24 USD 220.00 USD 358 2,422
LVMH Moet Hennessy Louis Vuitton SE ............ 3 10/18/24 EUR 690.00 EUR 207 17
Microsoft Corp. ............................. 6 10/18/24 USD 440.00 USD 258 2,279
NVIDIA Corp. .............................. 17 10/18/24 USD 115.00 USD 206 15,088
Sabre Corp. ............................... 7 10/18/24 USD 4.50 USD 3 18
Shell plc .................................. 28 10/18/24 EUR 32.00 EUR 83 62
SPDR Gold Shares
(a)
......................... 44 10/18/24 USD 245.00 USD 1,069 13,002
SPDR S&P 500 ETF Trust ...................... 57 10/18/24 USD 575.00 USD 3,270 36,851
SPDR S&P Oil & Gas Exploration & Production ETF .... 7 10/18/24 USD 150.00 USD 92 91
Taiwan Semiconductor Manufacturing Co. Ltd. ........ 6 10/18/24 USD 175.00 USD 104 4,230
Tesla, Inc. ................................. 17 10/18/24 USD 275.00 USD 445 21,123
Walmart, Inc. .............................. 24 10/18/24 USD 80.00 USD 194 4,536
Walt Disney Co. (The) ........................ 17 10/18/24 USD 110.00 USD 164 128
Western Digital Corp. ......................... 8 10/18/24 USD 75.00 USD 55 296
Apple, Inc. ................................ 38 10/25/24 USD 240.00 USD 885 9,253
SPDR Gold Shares
(a)
......................... 34 10/25/24 USD 240.00 USD 826 21,505
SPDR S&P 500 ETF Trust ...................... 85 10/25/24 USD 580.00 USD 4,877 43,223
U.S. Treasury 10-Year Note ..................... 1 10/25/24 USD 116.50 USD 100 94
U.S. Treasury 30-Year Bond .................... 1 10/25/24 USD 126.50 USD 100 469
U.S. Treasury 5-Year Note ..................... 1 10/25/24 USD 111.25 USD 100 94
SPDR S&P 500 ETF Trust ...................... 25 11/01/24 USD 580.00 USD 1,434 16,300
Apple, Inc. ................................ 35 11/15/24 USD 225.00 USD 816 49,525
Boston Scientific Corp. ........................ 23 11/15/24 USD 85.00 USD 193 6,095
DR Horton, Inc. ............................. 13 11/15/24 USD 200.00 USD 248 8,190
Edwards Lifesciences Corp. .................... 17 11/15/24 USD 72.50 USD 112 2,933
Fifth Third Bancorp .......................... 19 11/15/24 USD 43.00 USD 81 3,799
Freeport-McMoRan, Inc. ....................... 61 11/15/24 USD 55.00 USD 305 6,253
Hewlett Packard Enterprise Co. .................. 8 11/15/24 USD 22.00 USD 16 420
Home Depot, Inc. (The) ....................... 3 11/15/24 USD 390.00 USD 122 7,313
Humana, Inc. .............................. 4 11/15/24 USD 395.00 USD 127 1,560
JPMorgan Chase & Co. ....................... 11 11/15/24 USD 215.00 USD 232 6,490
Mastercard, Inc. ............................ 3 11/15/24 USD 510.00 USD 148 2,715
Meta Platforms, Inc. .......................... 11 11/15/24 USD 590.00 USD 630 29,755
Micron Technology, Inc. ....................... 42 11/15/24 USD 115.00 USD 436 11,739
Oracle Corp. ............................... 13 11/15/24 USD 180.00 USD 222 3,029
SPDR Gold Shares
(a)
......................... 21 11/15/24 USD 255.00 USD 510 4,893
SPDR Gold Shares
(a)
......................... 22 11/15/24 USD 240.00 USD 535 18,260
SPDR Gold Shares
(a)
......................... 31 11/15/24 USD 245.00 USD 753 17,593
SPDR Gold Shares
(a)
......................... 37 11/15/24 USD 250.00 USD 899 13,413
Trane Technologies plc ........................ 7 11/15/24 USD 400.00 USD 272 8,610
Uniti Group, Inc. ............................ 6 11/15/24 USD 6.00 USD 3 270
Uniti Group, Inc. ............................ 7 11/15/24 USD 7.00 USD 4 123
Walmart, Inc. .............................. 48 11/15/24 USD 80.00 USD 388 14,520
Western Digital Corp. ......................... 5 11/15/24 USD 82.50 USD 34 353
Bank of America Corp. ........................ 14 12/20/24 USD 41.00 USD 56 2,016
Capital One Financial Corp. ..................... 8 12/20/24 USD 155.00 USD 120 5,880
Carrier Global Corp. .......................... 52 12/20/24 USD 85.00 USD 419 14,560
Costco Wholesale Corp. ....................... 4 12/20/24 USD 940.00 USD 355 8,520
Home Depot, Inc. (The) ....................... 5 12/20/24 USD 400.00 USD 203 10,750
iShares China Large-Cap ETF ................... 88 12/20/24 USD 34.00 USD 280 11,308
Meta Platforms, Inc. .......................... 13 12/20/24 USD 600.00 USD 744 38,480
NVIDIA Corp. .............................. 10 12/20/24 USD 130.00 USD 121 9,000
NVIDIA Corp. .............................. 17 12/20/24 USD 120.00 USD 206 22,695
Paramount Global ........................... 6 12/20/24 USD 15.00 USD 6 12
SPDR Gold Shares
(a)
......................... 37 12/20/24 USD 255.00 USD 899 15,170
Fifth Third Bancorp .......................... 26 01/17/25 USD 45.00 USD 111 4,744

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Paramount Global ........................... 6 01/17/25 USD 15.00 USD 6 $ 21
Sabre Corp. ............................... 11 01/17/25 USD 5.00 USD 4 198
Shell plc .................................. 45 01/17/25 USD 67.50 USD 297 10,574
SPDR Gold Shares
(a)
......................... 29 01/17/25 USD 255.00 USD 705 15,298
Uniti Group, Inc. ............................ 9 01/17/25 USD 6.00 USD 5 585
647,481
Put
Alphabet, Inc. .............................. 20 10/18/24 USD 155.00 USD 334 1,030
iShares iBoxx $ High Yield Corporate Bond ETF ....... 11 10/18/24 USD 77.00 USD 88 55
iShares iBoxx $ High Yield Corporate Bond ETF ....... 97 10/18/24 USD 78.00 USD 779 679
iShares Russell 2000 ETF ...................... 4 10/18/24 USD 210.00 USD 88 410
Merck & Co., Inc. ............................ 25 10/18/24 USD 110.00 USD 284 1,675
SPDR S&P 500 ETF Trust ...................... 1 10/18/24 USD 500.00 USD 57 32
SPDR S&P 500 ETF Trust ...................... 6 10/18/24 USD 555.00 USD 344 1,242
SPDR S&P 500 ETF Trust ...................... 15 10/18/24 USD 545.00 USD 861 1,860
SPDR S&P 500 ETF Trust ...................... 31 10/18/24 USD 550.00 USD 1,779 4,929
American Airlines Group, Inc. .................... 7 11/15/24 USD 8.00 USD 8 39
American Airlines Group, Inc. .................... 7 11/15/24 USD 9.00 USD 8 95
SPDR S&P 500 ETF Trust ...................... 34 11/15/24 USD 560.00 USD 1,951 24,429
Intel Corp. ................................ 7 12/20/24 USD 17.00 USD 16 217
36,692
$ 684,173
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 10/09/24 MXN 18.30 USD 85 $ 6,114
USD Currency ........... Standard Chartered Bank — 10/29/24 CNH 7.05 USD 126 532
USD Currency ........... Deutsche Bank AG — 11/12/24 BRL 5.75 USD 126 737
USD Currency ........... Morgan Stanley & Co. International plc — 11/12/24 COP 4,200.00 USD 105 2,351
Financial Select Sector SPDR
Fund ............... JPMorgan Chase Bank NA 134 11/15/24 USD 47.00 USD 6 2,714
12,448
Put
S&P 500 Index .......... UBS AG 151 10/18/24 USD 5,400.00 USD 870 3,208
EUR Currency ........... JPMorgan Chase Bank NA — 11/12/24 USD 1.06 EUR 58 19
S&P 500 Index .......... UBS AG 47 11/15/24 USD 5,450.00 USD 271 4,024
EUR Currency ........... JPMorgan Chase Bank NA — 11/19/24 USD 1.06 EUR 58 30
USD Currency ........... Goldman Sachs International — 12/06/24 TRY 42.50 USD 39 6,166
13,447
$ 25,895

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
Markit CDX North
American Investment
Grade Index Series
42.V1 Quarterly
JPMorgan Chase Bank
NA 10/16/24 USD 55.00 USD 665 $ 120
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
Markit CDX North
American Investment
Grade Index Series
43.V1 Quarterly
Goldman Sachs
International 11/20/24 USD 62.50 USD 910 690
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 10/16/24 USD 101.50 USD 175 46
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 10/16/24 USD 106.50 USD 140 238
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly
Goldman Sachs
International 10/16/24 USD 106.50 USD 185 170
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly Citibank NA 10/16/24 EUR 325.00 EUR 816 736
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
Goldman Sachs
International 10/16/24 EUR 350.00 EUR 165 218
$ 2,218
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.66% Annual
Nomura International
plc 10/08/24 3 .66 % USD 959 $ 18,470
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.66% Annual
Nomura International
plc 10/08/24 3 .66 USD 646 19,154
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Citibank NA 10/23/24 3 .75 USD 1,460 55,597
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4 .00 USD 2,972 34,579
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.05% Annual
JPMorgan Chase
Bank NA 12/17/24 2 .05 EUR 919 4,487
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
JPMorgan Chase
Bank NA 12/17/24 3 .60 USD 1,884 40,951
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3 .00 USD 1,947 18,218
191,456
Put
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1 .00 JPY 381,215 5
$ 191,461
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
NVIDIA Corp. ............................... 34 10/11/24 USD 140.00 USD 413 $ (459)
CBOE Volatility Index .......................... 8 10/16/24 USD 40.00 USD 13 (196)
Adobe, Inc. ................................. 2 10/18/24 USD 560.00 USD 104 (226)
Alphabet, Inc. ............................... 9 10/18/24 USD 175.00 USD 150 (900)
Amazon.com, Inc. ............................ 7 10/18/24 USD 205.00 USD 130 (168)
Amazon.com, Inc. ............................ 10 10/18/24 USD 200.00 USD 186 (590)
Apple, Inc. ................................. 6 10/18/24 USD 240.00 USD 140 (1,035)
Applied Materials, Inc. ......................... 4 10/18/24 USD 210.00 USD 81 (1,760)
Autodesk, Inc. ............................... 2 10/18/24 USD 285.00 USD 55 (415)
Autodesk, Inc. ............................... 3 10/18/24 USD 290.00 USD 83 (330)
Bank of America Corp. ......................... 36 10/18/24 USD 42.00 USD 143 (990)
Broadcom, Inc. .............................. 4 10/18/24 USD 190.00 USD 69 (388)
Charles Schwab Corp. (The) ..................... 7 10/18/24 USD 72.50 USD 45 (217)
Charles Schwab Corp. (The) ..................... 11 10/18/24 USD 70.00 USD 71 (731)
Chevron Corp. .............................. 5 10/18/24 USD 150.00 USD 74 (875)
ConocoPhillips .............................. 7 10/18/24 USD 110.00 USD 74 (609)
Costco Wholesale Corp. ........................ 1 10/18/24 USD 1,000.00 USD 89 (48)
Costco Wholesale Corp. ........................ 1 10/18/24 USD 990.00 USD 89 (52)
Danaher Corp. .............................. 3 10/18/24 USD 290.00 USD 83 (397)
Delta Air Lines, Inc. ........................... 16 10/18/24 USD 50.00 USD 81 (3,544)
Eli Lilly & Co. ............................... 1 10/18/24 USD 990.00 USD 89 (124)
Eli Lilly & Co. ............................... 1 10/18/24 USD 1,000.00 USD 89 (83)
Freeport-McMoRan, Inc. ........................ 13 10/18/24 USD 50.00 USD 65 (1,865)
Freeport-McMoRan, Inc. ........................ 17 10/18/24 USD 47.00 USD 85 (6,715)
Goldman Sachs Group, Inc. (The) ................. 2 10/18/24 USD 535.00 USD 99 (340)
Goldman Sachs Group, Inc. (The) ................. 2 10/18/24 USD 525.00 USD 99 (596)
Intuitive Surgical, Inc. .......................... 1 10/18/24 USD 535.00 USD 49 (300)
Intuitive Surgical, Inc. .......................... 1 10/18/24 USD 540.00 USD 49 (265)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 44 10/18/24 USD 80.00 USD 353 (1,320)
JPMorgan Chase & Co. ........................ 4 10/18/24 USD 225.00 USD 84 (250)
Meta Platforms, Inc. ........................... 1 10/18/24 USD 620.00 USD 57 (171)
Microsoft Corp. .............................. 7 10/18/24 USD 460.00 USD 301 (346)
Oracle Corp. ................................ 6 10/18/24 USD 175.00 USD 102 (852)
ServiceNow, Inc. ............................. 1 10/18/24 USD 960.00 USD 89 (347)
ServiceNow, Inc. ............................. 1 10/18/24 USD 1,000.00 USD 89 (72)
SPDR Gold Shares
(a)
.......................... 44 10/18/24 USD 265.00 USD 1,069 (440)
Taiwan Semiconductor Manufacturing Co. Ltd. ......... 6 10/18/24 USD 195.00 USD 104 (819)
Tesla, Inc. .................................. 17 10/18/24 USD 305.00 USD 445 (8,415)
Thermo Fisher Scientific, Inc. ..................... 1 10/18/24 USD 650.00 USD 62 (232)
Trane Technologies plc ......................... 2 10/18/24 USD 400.00 USD 78 (800)
UnitedHealth Group, Inc. ........................ 2 10/18/24 USD 640.00 USD 117 (418)
UnitedHealth Group, Inc. ........................ 2 10/18/24 USD 620.00 USD 117 (855)
Valero Energy Corp. ........................... 5 10/18/24 USD 145.00 USD 68 (480)
Vistra Corp. ................................ 8 10/18/24 USD 100.00 USD 95 (15,440)
Walt Disney Co. (The) ......................... 8 10/18/24 USD 100.00 USD 77 (576)
Wells Fargo & Co. ............................ 14 10/18/24 USD 60.00 USD 79 (721)
Western Digital Corp. .......................... 4 10/18/24 USD 82.50 USD 27 (32)
Apple, Inc. ................................. 38 10/25/24 USD 260.00 USD 885 (532)
SPDR Gold Shares
(a)
.......................... 34 10/25/24 USD 255.00 USD 826 (3,111)
U.S. Treasury 30-Year Bond ..................... 1 10/25/24 USD 130.00 USD 100 (94)
Adobe, Inc. ................................. 1 11/15/24 USD 570.00 USD 52 (420)
Alphabet, Inc. ............................... 4 11/15/24 USD 180.00 USD 67 (1,118)
Amazon.com, Inc. ............................ 5 11/15/24 USD 215.00 USD 93 (710)
Amazon.com, Inc. ............................ 19 11/15/24 USD 205.00 USD 354 (5,795)
Apple, Inc. ................................. 3 11/15/24 USD 250.00 USD 70 (783)
Apple, Inc. ................................. 35 11/15/24 USD 245.00 USD 816 (13,825)
Autodesk, Inc. ............................... 1 11/15/24 USD 290.00 USD 28 (450)
Bank of America Corp. ......................... 9 11/15/24 USD 44.00 USD 36 (288)
Broadcom, Inc. .............................. 2 11/15/24 USD 210.00 USD 35 (232)
Danaher Corp. .............................. 1 11/15/24 USD 290.00 USD 28 (610)
Delta Air Lines, Inc. ........................... 4 11/15/24 USD 55.00 USD 20 (494)
Edwards Lifesciences Corp. ..................... 17 11/15/24 USD 80.00 USD 112 (977)
Goldman Sachs Group, Inc. (The) ................. 1 11/15/24 USD 540.00 USD 50 (567)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
JPMorgan Chase & Co. ........................ 2 11/15/24 USD 230.00 USD 42 $ (325)
Meta Platforms, Inc. ........................... 1 11/15/24 USD 650.00 USD 57 (932)
Meta Platforms, Inc. ........................... 11 11/15/24 USD 680.00 USD 630 (5,610)
Micron Technology, Inc. ........................ 42 11/15/24 USD 140.00 USD 436 (1,449)
Microsoft Corp. .............................. 2 11/15/24 USD 475.00 USD 86 (590)
NVIDIA Corp. ............................... 9 11/15/24 USD 150.00 USD 109 (1,049)
NVIDIA Corp. ............................... 12 11/15/24 USD 145.00 USD 146 (2,113)
NVIDIA Corp. ............................... 17 11/15/24 USD 135.00 USD 206 (6,205)
NVIDIA Corp. ............................... 38 11/15/24 USD 155.00 USD 461 (3,002)
Oracle Corp. ................................ 3 11/15/24 USD 185.00 USD 51 (399)
SPDR Gold Shares
(a)
.......................... 21 11/15/24 USD 270.00 USD 510 (1,165)
SPDR Gold Shares
(a)
.......................... 22 11/15/24 USD 265.00 USD 535 (1,936)
Trane Technologies plc ......................... 1 11/15/24 USD 440.00 USD 39 (182)
UnitedHealth Group, Inc. ........................ 1 11/15/24 USD 640.00 USD 58 (727)
Vistra Corp. ................................ 2 11/15/24 USD 150.00 USD 24 (380)
Walmart, Inc. ............................... 48 11/15/24 USD 85.00 USD 388 (4,440)
Walt Disney Co. (The) ......................... 2 11/15/24 USD 105.00 USD 19 (332)
Wells Fargo & Co. ............................ 7 11/15/24 USD 60.00 USD 40 (836)
Adobe, Inc. ................................. 2 12/20/24 USD 605.00 USD 104 (1,195)
Alphabet, Inc. ............................... 9 12/20/24 USD 190.00 USD 150 (1,881)
Amazon.com, Inc. ............................ 8 12/20/24 USD 220.00 USD 149 (1,533)
Amazon.com, Inc. ............................ 12 12/20/24 USD 215.00 USD 224 (3,133)
Apple, Inc. ................................. 6 12/20/24 USD 255.00 USD 140 (1,821)
Autodesk, Inc. ............................... 2 12/20/24 USD 310.00 USD 55 (780)
Bank of America Corp. ......................... 18 12/20/24 USD 45.00 USD 71 (648)
Broadcom, Inc. .............................. 4 12/20/24 USD 210.00 USD 69 (1,280)
Cameco Corp. ............................... 10 12/20/24 USD 60.00 USD 48 (860)
Charles Schwab Corp. (The) ..................... 7 12/20/24 USD 75.00 USD 45 (560)
Chevron Corp. .............................. 4 12/20/24 USD 165.00 USD 59 (470)
Costco Wholesale Corp. ........................ 1 12/20/24 USD 1,040.00 USD 89 (420)
Danaher Corp. .............................. 2 12/20/24 USD 310.00 USD 56 (530)
Delta Air Lines, Inc. ........................... 7 12/20/24 USD 55.00 USD 36 (1,358)
Eli Lilly & Co. ............................... 1 12/20/24 USD 1,060.00 USD 89 (1,250)
Freeport-McMoRan, Inc. ........................ 12 12/20/24 USD 60.00 USD 60 (912)
Goldman Sachs Group, Inc. (The) ................. 2 12/20/24 USD 570.00 USD 99 (696)
iShares China Large-Cap ETF .................... 88 12/20/24 USD 38.00 USD 280 (4,268)
JPMorgan Chase & Co. ........................ 4 12/20/24 USD 240.00 USD 84 (483)
Mastercard, Inc. ............................. 2 12/20/24 USD 540.00 USD 99 (820)
Meta Platforms, Inc. ........................... 1 12/20/24 USD 650.00 USD 57 (1,435)
Meta Platforms, Inc. ........................... 11 12/20/24 USD 700.00 USD 630 (7,041)
Microsoft Corp. .............................. 3 12/20/24 USD 480.00 USD 129 (1,275)
NextEra Energy, Inc. .......................... 9 12/20/24 USD 95.00 USD 76 (1,215)
NVIDIA Corp. ............................... 12 12/20/24 USD 150.00 USD 146 (4,381)
Oracle Corp. ................................ 6 12/20/24 USD 190.00 USD 102 (1,875)
Progressive Corp. (The) ........................ 5 12/20/24 USD 290.00 USD 127 (1,125)
ServiceNow, Inc. ............................. 1 12/20/24 USD 1,060.00 USD 89 (1,230)
Thermo Fisher Scientific, Inc. ..................... 1 12/20/24 USD 680.00 USD 62 (730)
Trane Technologies plc ......................... 2 12/20/24 USD 440.00 USD 78 (940)
UnitedHealth Group, Inc. ........................ 2 12/20/24 USD 640.00 USD 117 (2,275)
Valero Energy Corp. ........................... 3 12/20/24 USD 155.00 USD 41 (718)
Vistra Corp. ................................ 3 12/20/24 USD 150.00 USD 36 (1,200)
Walmart, Inc. ............................... 13 12/20/24 USD 90.00 USD 105 (1,066)
Walt Disney Co. (The) ......................... 4 12/20/24 USD 105.00 USD 38 (904)
Wells Fargo & Co. ............................ 14 12/20/24 USD 62.50 USD 79 (1,477)
SPDR Gold Shares
(a)
.......................... 29 01/17/25 USD 285.00 USD 705 (2,914)
(175,181)
Put
ConocoPhillips .............................. 29 10/18/24 USD 100.00 USD 305 (1,972)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 78 10/18/24 USD 76.00 USD 626 (390)
iShares Russell 2000 ETF ....................... 4 10/18/24 USD 190.00 USD 88 (54)
JPMorgan Chase & Co. ........................ 21 10/18/24 USD 190.00 USD 443 (1,113)
LVMH Moet Hennessy Louis Vuitton SE ............. 2 10/18/24 EUR 590.00 EUR 138 (205)
Shell plc ................................... 28 10/18/24 EUR 30.00 EUR 83 (1,387)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ....................... 6 10/18/24 USD 510.00 USD 344 $ (231)
SPDR S&P 500 ETF Trust ....................... 15 10/18/24 USD 505.00 USD 861 (525)
Walt Disney Co. (The) ......................... 17 10/18/24 USD 90.00 USD 164 (518)
Apple, Inc. ................................. 25 10/25/24 USD 195.00 USD 583 (587)
SPDR Gold Shares
(a)
.......................... 34 10/25/24 USD 225.00 USD 826 (901)
Boston Scientific Corp. ......................... 23 11/15/24 USD 72.50 USD 193 (805)
DR Horton, Inc. .............................. 13 11/15/24 USD 170.00 USD 248 (3,705)
Edwards Lifesciences Corp. ..................... 17 11/15/24 USD 60.00 USD 112 (2,040)
Fifth Third Bancorp ........................... 19 11/15/24 USD 37.00 USD 81 (760)
Home Depot, Inc. (The) ........................ 3 11/15/24 USD 350.00 USD 122 (531)
JPMorgan Chase & Co. ........................ 11 11/15/24 USD 185.00 USD 232 (1,441)
Meta Platforms, Inc. ........................... 11 11/15/24 USD 480.00 USD 630 (6,077)
Micron Technology, Inc. ........................ 42 11/15/24 USD 95.00 USD 436 (11,634)
SPDR S&P 500 ETF Trust ....................... 13 11/15/24 USD 500.00 USD 746 (1,820)
SPDR S&P 500 ETF Trust ....................... 67 11/15/24 USD 480.00 USD 3,844 (6,298)
Trane Technologies plc ......................... 7 11/15/24 USD 350.00 USD 272 (2,940)
Bank of America Corp. ......................... 14 12/20/24 USD 36.00 USD 56 (945)
Capital One Financial Corp. ...................... 8 12/20/24 USD 130.00 USD 120 (2,160)
Carrier Global Corp. ........................... 26 12/20/24 USD 67.50 USD 209 (1,820)
Costco Wholesale Corp. ........................ 4 12/20/24 USD 820.00 USD 355 (5,520)
Home Depot, Inc. (The) ........................ 5 12/20/24 USD 345.00 USD 203 (1,072)
iShares China Large-Cap ETF .................... 88 12/20/24 USD 28.00 USD 280 (5,192)
Meta Platforms, Inc. ........................... 13 12/20/24 USD 470.00 USD 744 (9,035)
NVIDIA Corp. ............................... 10 12/20/24 USD 100.00 USD 121 (3,425)
Fifth Third Bancorp ........................... 26 01/17/25 USD 37.00 USD 111 (1,950)
Humana, Inc. ............................... 4 01/17/25 USD 310.00 USD 127 (9,680)
Shell plc ................................... 45 01/17/25 USD 57.50 USD 297 (3,150)
(89,883)
$ (265,064)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. HSBC Bank plc 10/04/24 BRL 5.95 USD 42 $ —
USD Currency ............................. Morgan Stanley & Co. International plc 10/09/24 MXN 19.10 USD 128 (4,134)
USD Currency ............................. Bank of America NA 10/17/24 KRW 1,380.00 USD 40 (9)
USD Currency ............................. Deutsche Bank AG 11/12/24 BRL 6.00 USD 63 (127)
USD Currency ............................. Morgan Stanley & Co. International plc 11/12/24 COP 4,500.00 USD 63 (271)
USD Currency ............................. Bank of America NA 12/30/24 ZAR 17.60 USD 43 (927)
–
(5,468)
–
Put
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 59 (6,292)
–
$ (11,760)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 1 .00%
Markit CDX North
American Investment
Grade Index Series
42.V1 Quarterly JPMorgan Chase Bank NA 10/16/24 BBB+ USD 45.00 USD 665 $ (142)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
43.V1 1 .00 % Quarterly
Goldman Sachs
International 11/20/24 BBB+ USD 80.00 USD 910 (272)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly Bank of America NA 10/16/24 B+ USD 104.00 USD 140 (49)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5 .00 Quarterly Citibank NA 10/16/24 BB- EUR 400.00 EUR 816 (298)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 42.V1 5 .00 Quarterly
Goldman Sachs
International 10/16/24 BB- EUR 425.00 EUR 165 (78)
(697)
$ (839)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.16% Annual 1-day SOFR Annual
Nomura International
plc 10/08/24 3 .16 % USD 959 $ (1,216)
10-Year Interest Rate Swap
(a)
3.16% Annual 1-day SOFR Annual
Nomura International
plc 10/08/24 3 .16 USD 646 (468)
10-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual Citibank NA 10/23/24 3 .15 USD 1,460 (4,176)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3 .30 USD 2,972 (4,198)
5-Year Interest Rate Swap
(a)
. 3.30% Annual 1-day SOFR Annual
Goldman Sachs
International 10/25/24 3 .30 USD 1,107 (7,510)
5-Year Interest Rate Swap
(a)
. 2.80% Annual 1-day SOFR Annual Citibank NA 11/06/24 2 .80 USD 863 (804)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual Citibank NA 11/06/24 3 .05 USD 1,726 (1,560)
5-Year Interest Rate Swap
(a)
. 2.65% Annual 1-day SOFR Annual
Goldman Sachs
International 11/25/24 2 .65 USD 1,724 (1,902)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Nomura International
plc 12/03/24 2 .90 USD 927 (3,096)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual Deutsche Bank AG 12/04/24 2 .90 USD 471 (1,606)
2-Year Interest Rate Swap
(a)
. 2.60% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 2 .60 USD 1,837 (1,516)
5-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 3 .20 USD 1,884 (17,922)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual
Goldman Sachs
International 01/16/25 3 .00 USD 963 (7,295)
2-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
Goldman Sachs
International 01/16/25 3 .20 USD 1,926 (9,290)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/16/25 3 .00 USD 936 (7,090)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/16/25 3 .20 % USD 1,800 $ (8,682)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2 .25 USD 1,947 (1,937)
5-Year Interest Rate Swap
(a)
. 3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 01/24/25 3 .15 USD 1,134 (12,400)
1-Year Interest Rate Swap
(a)
. 3.15% At Termination 1-day SOFR At Termination
Goldman Sachs
International 02/10/25 3 .15 USD 5,074 (10,362)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual
Goldman Sachs
International 02/14/25 3 .23 USD 1,074 (14,748)
5-Year Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual Deutsche Bank AG 02/20/25 2 .70 USD 3,738 (18,271)
10-Year Interest Rate Swap
(a)
2.75% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/25/25 2 .75 USD 875 (6,433)
(142,482)
Put
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 11/07/24 3 .90 USD 1,269 (170)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1 .50 JPY 381,215 —
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Annual Deutsche Bank AG 12/23/24 3 .67 USD 1,354 (6,765)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 01/17/25 4 .00 USD 846 (963)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 01/17/25 4 .30 USD 1,926 (343)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.23% Annual
Goldman Sachs
International 02/14/25 3 .23 USD 1,074 (10,832)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 02/20/25 3 .90 USD 1,869 (4,086)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 03/24/25 3 .75 USD 441 (3,823)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
JPMorgan Chase
Bank NA 03/25/25 3 .75 USD 875 (7,625)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4 .60 USD 1,851 (891)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual
Goldman Sachs
International 06/20/25 4 .40 USD 961 (1,837)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.55% Annual
Morgan Stanley & Co.
International plc 06/27/25 4 .55 USD 1,137 (1,767)
(39,102)
$ (181,584)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Avis Budget Car Rental LLC ............ 5 .00 % Quarterly 12/20/26 USD 90 $ (5,296) $ (5,772) $ 476
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 49 (1,009) (45) (964)
iTraxx Europe Crossover Index Series 40.V1 . 5 .00 Quarterly 12/20/28 EUR 374 (32,838) (25,888) (6,950)
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 16 (365) (286) (79)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 Quarterly 06/20/29 USD 15 (1,186) (917) (269)
$ (40,694) $ (32,908) $ (7,786)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V2 .. 5 .00 % Quarterly 12/20/27 BB- EUR 328 $ 33,385 $ (7,013) $ 40,398
Markit CDX North American
High Yield Index Series
39.V4 ........... 5 .00 Quarterly 12/20/27 BB- USD 149 11,136 5 11,131
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 Quarterly 12/20/28 B+ USD 257 20,186 8,131 12,055
iTraxx Europe Crossover
Index Series 41.V1 .. 5 .00 Quarterly 06/20/29 BB- EUR 199 20,683 13,261 7,422
$ 85,390 $ 14,384 $ 71,006
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 5.45% At Termination N/A 10/02/24 USD 24,066 $ (1,079) $ 2 $ (1,081)
28-day MXIBTIIE Monthly 9.79% Monthly N/A 02/04/25 MXN 10,972 (1,642) — (1,642)
10.47% Monthly 28-day MXIBTIIE Monthly N/A 08/06/25 MXN 4,574 (1,028) — (1,028)
9.71% Monthly 28-day MXIBTIIE Monthly N/A 09/22/25 MXN 481 15 — 15
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 221,465 1,379 — 1,379
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 3,567 (2,021) — (2,021)
1-day SOFR Annual 4.93% Annual N/A 04/26/26 USD 8,960 167,168 1,306 165,862
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 4,958 (3,298) — (3,298)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 1,923 21,042 — 21,042
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 844 10,942 — 10,942
28-day MXIBTIIE Monthly 6.48% Monthly N/A 08/12/26 MXN 4,339 (10,371) — (10,371)
28-day MXIBTIIE Monthly 6.47% Monthly N/A 08/13/26 MXN 5,959 (14,285) — (14,285)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/14/26 MXN 4,857 (11,846) — (11,846)
28-day MXIBTIIE Monthly 6.44% Monthly N/A 08/14/26 MXN 2,947 (7,120) — (7,120)
28-day MXIBTIIE Monthly 6.42% Monthly N/A 08/17/26 MXN 4,376 (10,571) — (10,571)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 675 (15) — (15)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 90,759 6,931 — 6,931
1-day SOFR Annual 4.73% Annual N/A 04/26/27 USD 10,332 315,541 4,812 310,729
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 2,318 44,979 — 44,979
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 2,318 47,156 — 47,156
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 767 16,668 — 16,668
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 1,832 32,426 — 32,426
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 1,832 (13,817) — (13,817)
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 1,845 (7,891) — (7,891)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 6,479 (19,090) — (19,090)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 490 25,550 — 25,550
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 7,754 6,499 — 6,499
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 463 4,410 — 4,410
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 464 4,567 — 4,567
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 1,180 61,991 — 61,991
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 25,946 2,826 — 2,826
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 31,712 4,010 — 4,010
1-day SOFR Annual 4.50% Annual N/A 04/26/29 USD 13,424 654,431 13,766 640,665
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 1,358 38,500 — 38,500
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 1,931 50,086 — 50,086
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 985 28,346 — 28,346
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 762 124,278 — 124,278

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 576 $ 2,887 $ — $ 2,887
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 1,080 6,637 — 6,637
3-mo. JIBAR Quarterly 9.90% Quarterly N/A 09/20/33 ZAR 2,161 13,267 — 13,267
3-mo. JIBAR Quarterly 9.92% Quarterly N/A 09/20/33 ZAR 1,080 6,725 — 6,725
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 16,693 3,564 — 3,564
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 16,693 3,705 — 3,705
1-day SOFR Annual 4.35% Annual N/A 04/26/34 USD 10,109 819,924 17,910 802,014
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 374 (3,234) — (3,234)
4.25% Annual 1-day SOFR Annual N/A 09/29/43 USD 118 (12,052) 74 (12,126)
4.03% Annual 1-day SOFR Annual N/A 09/29/53 USD 3,470 (401,228) 956 (402,184)
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 397 (17,780) — (17,780)
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 22,475 (4,190) — (4,190)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 22,475 (4,152) — (4,152)
1-day SOFR Annual 4.07% Annual N/A 04/26/54 USD 396 53,944 1,683 52,261
$ 2,033,684 $ 40,509 $ 1,993,175
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 110 $ 4,438 $ — $ 4,438
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 5 $ (50) $ (13) $ (37)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 10 (14) 629 (643)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 5 30 401 (371)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 10 (178) 89 (267)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 10 467 1,722 (1,255)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 10 467 1,676 (1,209)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 10 619 755 (136)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 (1) 110 (111)
Paramount Global ......... 1 .00 Quarterly Barclays Bank plc 06/20/28 USD 3 (1) 102 (103)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 15 (4) 495 (499)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 30 (600) 513 (1,113)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 40 (874) 1,025 (1,899)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 100 913 (413) 1,326
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 5 616 512 104
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 100 1,460 1,133 327
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 5 (803) (529) (274)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 10 (1,607) (1,197) (410)
Republic of Panama ........ 1 .00 Quarterly Citibank NA 12/20/29 USD 25 701 815 (114)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/29 USD 45 (162) (63) (99)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Telecom Italia SpA ......... 1 .00 % Quarterly Goldman Sachs International 12/20/29 EUR 30 $ 1,375 $ 1,538 $ (163)
$ – $ – $ –
$ 2,354 $ 9,300 $ (6,946)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly Bank of America NA 06/20/29 B- EUR 18 $ 1,046 $ 682 $ 364
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/29 B- EUR 34 1,998 1,275 723
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 16 952 686 266
$ 3,996 $ 2,643 $ 1,353
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination Barclays Bank plc 01/02/25 BRL 7,189 $ 503 $ — $ 503
1-day
BZDIOVER At Termination 11.02% At Termination Barclays Bank plc 01/02/25 BRL 942 23 — 23
1-day
BZDIOVER At Termination 13.18% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,325 15,988 — 15,988
1-day
BZDIOVER At Termination 13.21% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 3,323 16,358 — 16,358
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA 01/02/25 BRL 1,748 8,871 — 8,871
1-day
BZDIOVER At Termination 9.40% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,166 (35,195) — (35,195)
1-day
BZDIOVER At Termination 9.43% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 2,362 (37,860) — (37,860)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc 05/10/25 COP 457,994 (56) — (56)
9.81% At Termination 1-day IBR At Termination JPMorgan Chase Bank NA 05/10/25 COP 728,229 (223) — (223)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA 07/01/25 BRL 1,240 (1,157) — (1,157)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc 07/01/25 BRL 134 (6) — (6)
1-day
BZDIOVER At Termination 11.53% At Termination BNP Paribas SA 01/02/26 BRL 914 (1,229) — (1,229)
1-day
BZDIOVER At Termination 12.16% At Termination Barclays Bank plc 01/02/26 BRL 137 (30) — (30)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc 09/25/26 COP 36,324 3 — 3
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 792 2,316 — 2,316
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA 01/04/27 BRL 476 1,095 — 1,095

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA 01/04/27 BRL 110 $ 43 $ — $ 43
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA 01/04/27 BRL 1,081 (13,472) — (13,472)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA 01/04/27 BRL 677 (8,460) — (8,460)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA 01/04/27 BRL 1,028 (12,451) — (12,451)
1-day
BZDIOVER At Termination 10.16% At Termination Bank of America NA 01/04/27 BRL 1,370 (16,418) — (16,418)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 1,314 (15,732) — (15,732)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA 01/04/27 BRL 7 (88) — (88)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA 01/04/27 BRL 523 (5,824) — (5,824)
4.34% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 09/13/27 CLP 70,775 (27) — (27)
4.28% Semi-Annual 1-day CLICP Semi-Annual Barclays Bank plc 09/25/27 CLP 12,312 13 — 13
$ (103,015) $ — $ (103,015)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
Citi Equity US 1W
Volatility Carry
Index
At
Termination Citibank NA 12/20/24 USD 65 $ 210 $ — $ 210
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 5 (151) — (151)
1-day SOFR plus 0.40% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/20/24 USD 5 (305) — (305)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.60%
At
Termination
Goldman Sachs
International 12/20/24 USD 3 1,404 — 1,404
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.60%
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 7 3,746 — 3,746
$ 4,904 $ — $ 4,904

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
07/25/25 $ 5,354 $ 549
(c)
$ 5,927 0 .0%
Monthly Citibank NA
(d)
02/24/28 (4,010,805) (81,700)
(e)
(4,095,345) 2 .7
Monthly
JPMorgan Chase
Bank NA
(f)
11/12/24 (1,572,026) (167,903)
(g)
(1,743,325) 1 .1
$ (249,054) $ (5,832,743)
(b) (d) (f)
Range: 20 basis points 10-1,200 basis points 15-1,096 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(24) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $2,840 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $3,396 of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date July 25, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 682 $ 5,927 100 .0%
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 5,927
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Belgium
Solvay SA .............. (18) (705) 0.0
UCB SA ............... (350) (63,181) 1 .6
(63,886)
Brazil
BRF SA ................ (1,046) (4,553) 0 .1
Localiza Rent a Car SA ..... (250) (1,893) 0 .1
NU Holdings Ltd. , Class A .... (1,377) (18,796) 0 .5
Sendas Distribuidora SA .... (4,324) (5,961) 0 .1
WEG SA ............... (3,019) (30,269) 0 .7
(61,472)
Shares Value
% of Basket
Value
China
Agricultural Bank of China Ltd. ,
Class H .............. (26,000) $ (12,131) 0 .3%
Anhui Conch Cement Co. Ltd. ,
Class H .............. (5,500) (16,038) 0 .4
Baidu, Inc. , Class A ........ (1,550) (20,379) 0 .5
China Resources Power
Holdings Co. Ltd. ....... (18,932) (51,036) 1 .2
CRRC Corp. Ltd. , Class H ... (25,000) (16,272) 0 .4
New Oriental Education &
Technology Group, Inc. ... (1,700) (12,974) 0 .3
Postal Savings Bank of China
Co. Ltd. , Class H ....... (80,000) (47,282) 1 .2
Zijin Mining Group Co. Ltd. ,
Class H .............. (14,000) (31,257) 0 .8
(207,369)
Denmark
Coloplast A/S , Class B ...... (512) (66,737) 1 .6
Finland
Metso OYJ .............. (121) (1,294) 0.0
Neste OYJ .............. (747) (14,512) 0 .4
(15,806)
France
Alstom SA .............. (2,261) (46,977) 1 .1
Teleperformance SE ....... (240) (24,828) 0 .6
Worldline SA ............ (2,028) (14,777) 0 .4
(86,582)
Germany
thyssenkrupp AG ......... (9,737) (37,725) 0 .9

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Italy
DiaSorin SpA ............ (306) $ (35,780) 0 .9%
Nexi SpA ............... (5,943) (40,378) 1 .0
Telecom Italia SpA ........ (199,285) (55,407) 1 .3
(131,565)
Japan
Advantest Corp. .......... (200) (9,406) 0 .2
Bandai Namco Holdings, Inc. . (346) (7,895) 0 .2
DMG Mori Co. Ltd. ........ (1,142) (24,359) 0 .6
Kobe Bussan Co. Ltd. ...... (400) (12,475) 0 .3
Koito Manufacturing Co. Ltd. .. (2,200) (30,609) 0 .8
MatsukiyoCocokara & Co. ... (2,200) (36,246) 0 .9
Mercari, Inc. ............. (3,953) (68,999) 1 .7
MonotaRO Co. Ltd. ........ (1,000) (16,675) 0 .4
Nippon Express Holdings, Inc. . (657) (34,602) 0 .8
Nissan Chemical Corp. ..... (700) (25,129) 0 .6
Nissan Motor Co. Ltd. ...... (5,100) (14,487) 0 .4
Olympus Corp. ........... (657) (12,489) 0 .3
Rakuten Group, Inc. ....... (13,300) (85,817) 2 .1
Recruit Holdings Co. Ltd. .... (899) (54,617) 1 .3
Sanrio Co. Ltd. ........... (1,000) (28,820) 0 .7
Sharp Corp. ............. (500) (3,325) 0 .1
SoftBank Group Corp. ...... (100) (5,932) 0 .1
Square Enix Holdings Co. Ltd. . (96) (3,811) 0 .1
SUMCO Corp. ........... (8,900) (96,262) 2 .4
Sumitomo Chemical Co. Ltd. .. (29,064) (82,982) 2 .0
Suzuki Motor Corp. ........ (2,154) (24,254) 0 .6
Taisei Corp. ............. (939) (41,234) 1 .0
Tokyo Ohka Kogyo Co. Ltd. .. (617) (15,172) 0 .4
(735,597)
Netherlands
OCI NV ................ (390) (11,119) 0 .3
Norway
Salmar ASA ............. (512) (26,854) 0 .6
Poland
ORLEN SA ............. (2,740) (39,771) 1 .0
Singapore
Seatrium Ltd. ............ (3,100) (4,294) 0 .1
South Korea
LG Energy Solution Ltd. ..... (72) (22,715) 0 .6
POSCO Future M Co. Ltd. ... (93) (17,723) 0 .4
(40,438)
Spain
Grifols SA , Class A ........ (9,018) (102,488) 2 .5
Sweden
Beijer Ref AB ............ (174) (2,865) 0 .1
EQT AB ................ (839) (28,801) 0 .7
Telefonaktiebolaget LM Ericsson ,
Class B .............. (4,497) (33,981) 0 .8
(65,647)
Switzerland
Baloise Holding AG (Registered) (64) (13,088) 0 .3
Clariant AG (Registered) .... (610) (9,245) 0 .2
DSM-Firmenich AG ........ (97) (13,387) 0 .3
Swatch Group AG (The) ..... (234) (50,176) 1 .2
Swiss Life Holding AG
(Registered) ........... (135) (112,962) 2 .8
Temenos AG (Registered) ... (428) (29,966) 0 .8
(228,824)
Shares Value
% of Basket
Value
Taiwan
Chailease Holding Co. Ltd. ... (1,653) $ (8,419) 0 .2%
Formosa Plastics Corp. ..... (21,000) (35,399) 0 .8
Fubon Financial Holding Co. Ltd. (8,212) (23,380) 0 .6
(67,198)
United Kingdom
Entain plc .............. (5,272) (53,865) 1 .3
Rentokil Initial plc ......... (7,965) (38,948) 0 .9
St James's Place plc ....... (3,153) (30,975) 0 .8
(123,788)
United States
Air Products & Chemicals, Inc. (226) (67,289) 1 .6
Albemarle Corp. .......... (884) (83,724) 2 .0
APA Corp. .............. (1,024) (25,047) 0 .6
Bath & Body Works, Inc. .... (734) (23,429) 0 .6
Bio-Rad Laboratories, Inc. , Class
A .................. (56) (18,736) 0 .5
Celanese Corp. .......... (454) (61,726) 1 .5
Charles River Laboratories
International, Inc. ....... (200) (39,394) 1 .0
Charter Communications, Inc. ,
Class A .............. (496) (160,744) 3 .9
Coinbase Global, Inc. , Class A (143) (25,478) 0 .6
Constellation Brands, Inc. , Class
A .................. (157) (40,457) 1 .0
Corteva, Inc. ............ (199) (11,699) 0 .3
Enphase Energy, Inc. ....... (412) (46,564) 1 .1
EQT Corp. .............. (2,814) (103,105) 2 .5
FedEx Corp. ............ (439) (120,146) 2 .9
First Solar, Inc. ........... (384) (95,785) 2 .3
FMC Corp. .............. (571) (37,652) 0 .9
GE HealthCare Technologies,
Inc. ................. (1,974) (185,260) 4 .5
Hershey Co. (The) ........ (381) (73,068) 1 .8
Iron Mountain, Inc. ........ (68) (8,080) 0 .2
Lamb Weston Holdings, Inc. .. (1,333) (86,298) 2 .1
Martin Marietta Materials, Inc. . (30) (16,148) 0 .4
Norfolk Southern Corp. ..... (280) (69,580) 1 .7
Paycom Software, Inc. ...... (67) (11,160) 0 .3
Ralph Lauren Corp. ........ (202) (39,162) 1 .0
Revvity, Inc. ............. (42) (5,365) 0 .1
Smurfit WestRock plc ...... (1,100) (54,362) 1 .3
Solventum Corp. .......... (676) (47,131) 1 .2
Southwest Airlines Co. ...... (3,060) (90,668) 2 .2
Starbucks Corp. .......... (169) (16,476) 0 .4
Super Micro Computer, Inc. .. (143) (59,545) 1 .5
Tapestry, Inc. ............ (2,184) (102,604) 2 .5
Viatris, Inc. .............. (734) (8,522) 0 .2
Walgreens Boots Alliance, Inc. (14,483) (129,768) 3 .2
Waters Corp. ............ (28) (10,077) 0 .3
(1,974,249)
Preferred Securities
Germany
Sartorius AG (Preference) ... (14) (3,936) 0 .1
Total Reference Entity — Short ............ (4,095,345)
Net Value of Reference Entity — Citibank NA ..
$ (4,095,345)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date November 12, 2024:

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc. , Class A .. 381 $ 3,311 ( 0 .2 ) %
Eagle Bancorp, Inc. ........ 262 5,916 ( 0 .3 )
New York Community Bancorp,
Inc. ................. 4,576 51,388 ( 3 .0 )
60,615
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (1,666) (188,225) 10 .8
Vanguard Intermediate-Term
Corporate Bond ETF ..... (1,328) (111,220) 6 .4
(299,445)
Common Stocks
Australia
CAR Group Ltd. .......... (581) (15,028) 0 .9
Dexus ................. (4,220) (22,018) 1 .3
IDP Education Ltd. ........ (875) (9,586) 0 .5
Lynas Rare Earths Ltd. ..... (21,192) (116,271) 6 .7
Mineral Resources Ltd. ..... (4,116) (146,750) 8 .4
Pro Medicus Ltd. .......... (481) (59,204) 3 .4
SEEK Ltd. .............. (3,190) (54,607) 3 .1
Treasury Wine Estates Ltd. ... (5,269) (43,498) 2 .5
WiseTech Global Ltd. ....... (642) (60,795) 3 .5
(527,757)
Brazil
BRF SA ................ (3,394) (14,772) 0 .8
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (740) (12,261) 0 .7
Cosan SA .............. (5,334) (12,826) 0 .7
Localiza Rent a Car SA ..... (11,461) (86,783) 5 .0
Natura & Co. Holding SA .... (4,549) (11,732) 0 .7
(138,374)
Canada
Power Corp. of Canada ..... (184) (5,804) 0 .3
China
PICC Property & Casualty Co.
Ltd. , Class H .......... (40,000) (59,211) 3 .4
Postal Savings Bank of China
Co. Ltd. , Class H ....... (4,000) (2,364) 0 .1
Shandong Gold Mining Co. Ltd. ,
Class H .............. (7,500) (16,733) 1 .0
(78,308)
Finland
Metso OYJ .............. (977) (10,446) 0 .6
France
Sartorius Stedim Biotech .... (239) (50,042) 2 .9
Italy
Telecom Italia SpA ........ (102,277) (28,436) 1 .6
Japan
Lasertec Corp. ........... (91) (15,172) 0 .9
Mercari, Inc. ............. (911) (15,902) 0 .9
Olympus Corp. ........... (1,037) (19,713) 1 .1
Rakuten Group, Inc. ....... (89) (574) 0.0
Shares Value
% of Basket
Value
Japan (continued)
Sharp Corp. ............. (4,700) $ (31,258) 1 .8%
Shinko Electric Industries Co.
Ltd. ................ (1,300) (49,717) 2 .9
Square Enix Holdings Co. Ltd. . (244) (9,686) 0 .6
(142,022)
Poland
InPost SA .............. (1,592) (30,057) 1 .7
Singapore
SATS Ltd. .............. (7,400) (20,787) 1 .2
South Africa
Impala Platinum Holdings Ltd. . (9,405) (52,712) 3 .0
South Korea
Delivery Hero SE ......... (2,693) (108,984) 6 .2
POSCO Future M Co. Ltd. ... (125) (23,822) 1 .4
POSCO Holdings, Inc. ...... (52) (15,266) 0 .9
(148,072)
Sweden
Beijer Ref AB ............ (1,590) (26,177) 1 .5
Switzerland
Bachem Holding AG ....... (436) (36,755) 2 .1
Baloise Holding AG (Registered) (14) (2,863) 0 .2
Tecan Group AG (Registered) . (104) (34,177) 1 .9
(73,795)
United Kingdom
Ocado Group plc ......... (5,827) (30,050) 1 .7
United States
Air Transport Services Group,
Inc. ................. (187) (3,028) 0 .2
Albemarle Corp. .......... (28) (2,652) 0 .1
Atlantic Union Bankshares Corp. (120) (4,520) 0 .3
Brandywine Realty Trust .... (41) (223) 0.0
BXP, Inc. ............... (20) (1,609) 0 .1
Celanese Corp. .......... (64) (8,702) 0 .5
Community Financial System,
Inc. ................. (111) (6,446) 0 .4
CVB Financial Corp. ....... (288) (5,132) 0 .3
Enphase Energy, Inc. ....... (15) (1,695) 0 .1
Frontier Communications Parent,
Inc. ................. (293) (10,410) 0 .6
Independent Bank Group, Inc. . (140) (8,072) 0 .5
Lamb Weston Holdings, Inc. .. (77) (4,985) 0 .3
Landbridge Co. LLC , Class A . (495) (19,364) 1 .1
Provident Financial Services,
Inc. ................. (410) (7,610) 0 .4
Revvity, Inc. ............. (283) (36,153) 2 .1
ServisFirst Bancshares, Inc. .. (98) (7,884) 0 .4
Simon Property Group, Inc. .. (38) (6,423) 0 .4
(134,908)
Preferred Securities
Germany
Sartorius AG (Preference) ... (24) (6,748) 0 .4
Total Reference Entity — Short ............ (1,803,940)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (1,743,325)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .05
1-day ESTR ......................................... Euro Short-Term Rate 3 .41
1-day IBR ........................................... Colombian Reference Banking Indicator 10 .08
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .76
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .16
1-day SONIA ......................................... Sterling Overnight Index Average 4 .95
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .23
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10 .74
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .05
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .11
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Cayman Islands ........................................ $ — $ 401,287 $ — $ 401,287
Ireland .............................................. — 900,815 — 900,815
United Kingdom ........................................ — 20,632 — 20,632
United States .......................................... — 1,138,658 186,760 1,325,418
Common Stocks
Australia ............................................. — 896,913 1 896,914
Belgium ............................................. — 51,097 — 51,097
Brazil ............................................... 238,883 — — 238,883
Cambodia ............................................ — 3,802 — 3,802
Canada ............................................. 2,107,738 — — 2,107,738
Cayman Islands ........................................ — — 10,746 10,746
China ............................................... 121,282 1,817,886 — 1,939,168
Colombia ............................................ 2,761 — — 2,761
Czech Republic ........................................ 2,582 4,583 — 7,165
Denmark ............................................. — 961,748 — 961,748
Finland .............................................. — 68,972 — 68,972
France .............................................. — 2,993,167 — 2,993,167
Georgia ............................................. 3,292 — — 3,292

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Germany ............................................ $ — $ 1,324,387 $ — $ 1,324,387
Greece .............................................. 3,997 15,677 — 19,674
Hong Kong ........................................... — 326,336 — 326,336
Hungary ............................................. — 14,101 — 14,101
India ............................................... — 269,675 — 269,675
Indonesia ............................................ 57,354 64,053 — 121,407
Ireland .............................................. 12,532 71,843 — 84,375
Italy ................................................ — 1,932,184 — 1,932,184
Japan ............................................... — 4,878,640 — 4,878,640
Jordan .............................................. — 22,186 — 22,186
Kazakhstan ........................................... 9,857 — — 9,857
Macau .............................................. — 41,220 — 41,220
Malaysia ............................................. — 9,352 — 9,352
Mexico .............................................. 174,921 — — 174,921
Netherlands ........................................... 271,340 2,555,187 — 2,826,527
New Zealand .......................................... — 35,351 — 35,351
Norway .............................................. — 90,717 — 90,717
Peru ................................................ 63,520 — — 63,520
Philippines ........................................... 7,738 19,572 — 27,310
Poland .............................................. — 52,340 — 52,340
Portugal ............................................. 6,951 — — 6,951
Saudi Arabia .......................................... 5,111 45,159 — 50,270
Singapore ............................................ 4,620 18,153 — 22,773
South Africa ........................................... 20,576 38,051 — 58,627
South Korea .......................................... — 689,638 — 689,638
Spain ............................................... — 1,063,123 — 1,063,123
Sweden ............................................. 85,736 326,642 — 412,378
Switzerland ........................................... 251,305 495,799 — 747,104
Taiwan .............................................. — 1,737,823 — 1,737,823
Thailand ............................................. 12,524 5,834 — 18,358
Turkey .............................................. 8,112 7,561 — 15,673
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 112,491 3,364,852 — 3,477,343
United States .......................................... 62,330,339 1,250,174 1,061,077 64,641,590
Zambia .............................................. 2,277 — — 2,277
Corporate Bonds
Australia ............................................. — 7,454 174,167 181,621
Austria .............................................. — 203,958 — 203,958
Canada ............................................. — 521,400 — 521,400
China ............................................... — 82,177 — 82,177
France .............................................. — 918,222 — 918,222
Germany ............................................ — 1,277,145 — 1,277,145
India ............................................... — 197,854 — 197,854
Israel ............................................... — 110,300 — 110,300
Italy ................................................ — 1,080,076 — 1,080,076
Japan ............................................... — 113,263 — 113,263
Jersey, Channel Islands ................................... — 274,444 264,455 538,899
Luxembourg .......................................... — 321,179 24,587 345,766
Netherlands ........................................... — 508,388 — 508,388
Spain ............................................... — 321,941 — 321,941
Sweden ............................................. — 84,043 — 84,043
Switzerland ........................................... — 202,381 — 202,381
Thailand ............................................. — 198,250 — 198,250
United Kingdom ........................................ — 2,138,143 68,379 2,206,522
United States .......................................... — 5,594,658 1,618,212 7,212,870
Fixed Rate Loan Interests .................................. — — 61,121 61,121
Floating Rate Loan Interests
France .............................................. — 361,145 — 361,145
Germany ............................................ — 60,040 — 60,040
Jersey, Channel Islands ................................... — — 110,826 110,826
Netherlands ........................................... — 538,216 165,155 703,371
Spain ............................................... — 201,205 — 201,205
United Kingdom ........................................ — 269,852 — 269,852
United States .......................................... — 960,836 550,342 1,511,178
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Level 1 Level 2 Level 3 Total
Foreign Agency Obligations ................................. $ — $ 136,571 $ — $ 136,571
Foreign Government Obligations .............................. — 4,934,658 — 4,934,658
Investment Companies .................................... 4,441,099 — — 4,441,099
Non-Agency Mortgage-Backed Securities ........................ — 2,873,494 — 2,873,494
Other Interests .......................................... — — 135,412 135,412
Preferred Securities
Brazil ............................................... 107,638 — 130,139 237,777
China ............................................... — — 417,958 417,958
Germany ............................................ — 47,940 815 48,755
India ............................................... — — — —
Israel ............................................... — — 127,580 127,580
Sweden ............................................. — — — —
United Kingdom ........................................ — — 101,505 101,505
United States .......................................... 166,782 31,806 2,107,483 2,306,071
U.S. Government Sponsored Agency Securities .................... — 1,928,263 — 1,928,263
U.S. Treasury Obligations ................................... — 6,902,159 — 6,902,159
Warrants .............................................. 665 34,016 48,708 83,389
Short-Term Securities
Foreign Government Obligations .............................. — 85,617 — 85,617
Money Market Funds ...................................... 11,390,497 — — 11,390,497
Options Purchased
Credit contracts .......................................... — 2,218 — 2,218
Equity contracts .......................................... 683,516 9,946 — 693,462
Foreign currency exchange contracts ........................... — 19,141 — 19,141
Interest rate contracts ...................................... 657 191,461 — 192,118
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 25 25
Liabilities
Investment Sold Short
Investment Companies .................................... (124,304) — — (124,304)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (13) (13)
$ 82,584,389 $ 63,769,050 $ 7,365,440 $ 153,718,879
Investments Valued at NAV
(b)
...................................... 151,005
$ 153,869,884
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 74,592 $ — $ 74,592
Equity contracts ........................................... 24,112 262,242 — 286,354
Foreign currency exchange contracts ............................ — 403,180 — 403,180
Interest rate contracts ....................................... 133,284 2,586,130 — 2,719,414
Other contracts ........................................... — 4,438 — 4,438
Liabilities
Credit contracts ........................................... — (17,804) — (17,804)
Equity contracts ........................................... (443,476) (253,964) — (697,440)
Foreign currency exchange contracts ............................ — (246,453) — (246,453)
Interest rate contracts ....................................... (226,610) (877,554) — (1,104,164)
$ (512,690) $ 1,934,807 $ — $ 1,422,117
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ....... $ 176,760 $ 883,928 $ 1,876,626 $ 119,248 $ 756,458 $ 145,153 $ 3,002,705 $ 22 $ 36,503 $ 6,997,403
Transfers into Level 3 ..................... — — — — — — — — — —
Transfers out of Level 3 .................... — — — — — — — — (183) (183)
Accrued discounts/premiums ................. — — 17,719 — (123) — — — — 17,596
Net realized gain (loss) .................... — (45,573) (771,970) — (269) — 550 — — (817,262)
Net change in unrealized appreciation (depreciation)
(a)
10,000 93,808 73,708 (120,301) (120,154) (9,741) (314,217) (10) 12,388 (374,519)
Purchases ............................. — 201,459 1,302,243 62,174 1,038,293 — 518,382 — — 3,122,551
Sales ................................ — (61,798) (348,526) — (847,882) — (321,940) — — (1,580,146)
Closing balance, as of September 30, 2024 .......
$ 186,760 $ 1,071,824 $ 2,149,800 $ 61,121 $ 826,323
$ 135,412
$ 2,885,480 $ 12 $ 48,708 $ 7,365,440
Net change in unrealized appreciation (depreciation) on
investments still held at September 30, 2024
(a)
...
$ 10,000 $ 3,989 $ (1,100,592) $ (120,301) $ (141,012)
$ (9,741)
$ (580,504) $ (10) $ 18,398 $ (1,919,773)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $516,341. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 186,760 Income Discount Rate 7% —
Common Stocks ............................. 978,823 Market Revenue Multiple 1.10x - 16.50x 5.31x
Volatility 38% - 80% 79%
Time to Exit 0.5 – 5.6 years 2.9 years
EBIDTA Multiple 14.94x —
Income Discount Rate 12% —
Corporate Bonds ............................. 1,860,758 Income Discount Rate 8% - 34% 13%
Total Gross Bid Value 43% —
Market Revenue Multiple 4.00x - 6.70x 4.41x
Time to Exit 0.3 - 1.0 years 0.4 years
Volatility 50% - 95% 57%
Fixed Rate Loan Interests ........................ 61,121 Income Discount Rate 12% —
Floating Rate Loan Interests ...................... 692,037 Income Discount Rate 6% - 14% 10%
Other Interests .............................. 135,412 Income Discount Rate 9% —
Preferred Stocks
(b)
............................ 2,885,480 Market Revenue Multiple 0.26x – 20.00x 10.14x
EBIDTAR Multiple 11.50x —
Volatility 38% - 95% 70%
Time to Exit 0.3 - 5.0 years 2.2 years
Market Adjustment
Multiple 1.00x – 1.30x 1.24x
Gross Profit Multiple 17.00x —
Income Discount Rate 10% - 14% 11%
Warrants
(b)
................................. 48,708 Market Revenue Multiple 3.25x – 10.25x 6.94x
Volatility 39% - 80% 61%
Time to Exit 0.3 – 9.3 years 3.0 years
Income Discount Rate 12% - 16% 16%
$ 6,849,099
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The Fund valued certain of its Level 3 Preferred Stocks and Warrants using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $104,252 as of September 30, 2024.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Global Allocation Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
EM Emerging Markets
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
Nasdaq National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate